UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

SEGALL BRYANT & HAMILL TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Megan Hadley Koehler

Segall Bryant & Hamill Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – March 31, 2018

Item 1 – Schedule of Investments.

WESTCORE MID CAP VALUE DIVIDEND FUND AS OF MARCH 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (95.18%)
Basic Materials (8.07%)
Chemicals (2.37%)
Compass Minerals International, Inc.	12,952	$781,006
Eastman Chemical Co.	10,200	1,076,916
		1,857,922
Forestry & Paper (1.07%)
WestRock Co.	13,132	842,680

Other Materials (Rubber & Plastic) (2.02%)
Westlake Chemical Corp.	14,250	1,583,887

Specialty Chemicals (2.61%)
Mosaic Co.	36,371	883,088
Valvoline, Inc.	52,600	1,164,038
		2,047,126
Total Basic Materials		6,331,615

Capital Goods (8.99%)
Aerospace / Defense Suppliers (1.25%)
CAE, Inc. (Canada)	52,845	982,389

Environmental / Pollution Control (1.78%)
Republic Services, Inc.	21,150	1,400,765

Farm Equipment (1.78%)
AGCO Corp.	21,497	1,394,080

Railroads (1.97%)
Kansas City Southern	14,090	1,547,786

Transportation Equipment & Parts (1.15%)
Oshkosh Corp.	11,650	900,196

Trucking, Shipping, Air Freight (1.06%)
J.B. Hunt Transport Services, Inc.	7,100	831,765

Total Capital Goods		7,056,981

Consumer (12.86%)
Agricultural Products (2.95%)
Ingredion, Inc.	12,040	1,552,197
Tyson Foods, Inc. - Class A	10,486	767,470
		2,319,667
Apparel & Footware Manufacturing (1.33%)
Carter's, Inc.	10,000	1,041,000

Beverages: Non-Alcoholic (1.33%)
Dr Pepper Snapple Group, Inc.	8,833	1,045,651

Clothing & Accessories (2.01%)
PVH Corp.	10,409	1,576,235
	Shares	Value
Consumer Durables (1.13%)
Whirlpool Corp.	5,783	$885,435

Food Products (2.79%)
Lamb Weston Holdings, Inc.	37,625	2,190,527

Motor Vehicle Parts (1.32%)
Goodyear Tire & Rubber Co.	38,905	1,034,095

Total Consumer		10,092,610

Energy (8.06%)
Exploration & Production (6.13%)
Anadarko Petroleum Corp.	26,191	1,582,198
Enerplus Corp. (Canada)	89,790	1,011,036
EQT Corp.	22,794	1,082,943
Range Resources Corp.	77,889	1,132,506
		4,808,683
Refining & Marketing (1.93%)
Marathon Petroleum Corp.	20,700	1,513,377

Total Energy		6,322,060

Interest Rate Sensitive (16.95%)
Insurance / Real Estate Brokers (1.09%)
Realogy Holdings Corp.	31,320	854,410

Integrated Financial Services (1.79%)
Voya Financial, Inc.	27,765	1,402,133

Other Banks (3.29%)
BOK Financial Corp.	14,024	1,388,236
FNB Corp.	88,468	1,189,894
		2,578,130
Property Casualty Insurance (3.92%)
Everest Re Group, Ltd. (Bermuda)	6,464	1,660,084
Radian Group, Inc.	74,500	1,418,480
		3,078,564
Regional Banks (5.29%)
Fifth Third Bancorp	45,100	1,431,925
Investors Bancorp, Inc.	120,985	1,650,236
KeyCorp	54,655	1,068,505
		4,150,666
Specialty Finance (1.57%)
Navient Corp.	94,150	1,235,248

Total Interest Rate Sensitive		13,299,151

Medical / Healthcare (9.27%)
Healthcare Services (3.55%)
AmerisourceBergen Corp.	22,205	1,914,293
Cardinal Health, Inc.	13,930	873,132
		2,787,425
Medical Products & Supplies (0.88%)
DENTSPLY SIRONA, Inc.	13,677	688,090

Medical Technology (1.49%)
PerkinElmer, Inc.	15,400	1,166,088

	Shares	Value
Pharmaceuticals (3.35%)
Grifols SA ADR (Spain)	75,350	$1,597,420
Perrigo Co. PLC (Ireland)	12,374	1,031,249
		2,628,669
Total Medical / Healthcare		7,270,272

REITs (11.32%)
Diversified & Specialty REITs (2.99%)
CyrusOne, Inc.	30,510	1,562,417
Gaming and Leisure Properties, Inc.	23,400	783,198
		2,345,615
Hotel & Resort REITs (1.63%)
Park Hotels & Resorts, Inc.	47,500	1,283,450

Multi-Family REITs (4.54%)
Equity Residential	19,900	1,226,238
Invitation Homes, Inc.	43,900	1,002,237
Mid-America Apartment Communities, Inc.	14,590	1,331,191
		3,559,666
Office REITs (2.16%)
Americold Realty Trust	41,990	801,169
Gramercy Property Trust	41,150	894,190
		1,695,359
Total REITs		8,884,090

Technology (8.18%)
Cable/Satellite/Telecommunication Services (1.00%)
TELUS Corp. (Canada)	22,350	785,826

Computer Software (1.14%)
Dolby Laboratories, Inc. - Class A	14,050	893,018

IT Services (1.87%)
Amdocs, Ltd.	21,990	1,467,173

Technology Resellers / Distributors (2.02%)
Avnet, Inc.	37,850	1,580,616

Transaction Processing (2.15%)
Genpact, Ltd.	52,800	1,689,072

Total Technology		6,415,705

Utilities (11.48%)
Gas Utilities (2.35%)
Spire, Inc.	25,500	1,843,650

Independent Power (2.65%)
Public Service Enterprise Group, Inc.	41,400	2,079,936

Integrated Gas & Electric (4.31%)
OGE Energy Corp.	48,948	1,604,026
Xcel Energy, Inc.	39,065	1,776,676
		3,380,702
	Shares	Value
Regulated Electric (2.17%)
Edison International	26,749	$1,702,842

Total Utilities		9,007,130

Total Common Stocks
(Cost $63,562,185)		74,679,614

	Shares	Value
Money Market Mutual Funds (4.68%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 1.569%)	3,673,854	3,673,854
Total Money Market Mutual Funds
(Cost $3,673,854)		3,673,854
Total Investments (99.86%)
(Cost $67,236,039)		$78,353,468

Other Assets Less Liabilities (0.14%)		107,823

Net Assets (100.00%)		$78,461,291

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE MID-CAP VALUE DIVIDEND FUND II AS OF MARCH 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (96.77%)
Basic Materials (8.18%)
Chemicals (2.42%)
Compass Minerals International, Inc.	4,930	$297,279
Eastman Chemical Co.	3,920	413,874
		711,153
Forestry & Paper (1.08%)
WestRock Co.	4,930	316,358

Other Materials (Rubber & Plastic) (2.06%)
Westlake Chemical Corp.	5,460	606,879

Specialty Chemicals (2.62%)
Mosaic Co.	13,815	335,428
Valvoline, Inc.	19,600	433,748
		769,176
Total Basic Materials		2,403,566

Capital Goods (9.16%)
Aerospace / Defense Suppliers (1.29%)
CAE, Inc. (Canada)	20,360	378,492

Environmental / Pollution Control (1.83%)
Republic Services, Inc.	8,140	539,112

Farm Equipment (1.82%)
AGCO Corp.	8,270	536,309

Railroads (1.96%)
Kansas City Southern	5,230	574,516

Transportation Equipment & Parts (1.18%)
Oshkosh Corp.	4,480	346,170

Trucking, Shipping & Air Freight (1.08%)
J.B. Hunt Transport Services, Inc.	2,700	316,305

Total Capital Goods		2,690,904

Consumer (13.11%)
Agricultural Products (2.98%)
Ingredion, Inc.	4,560	587,875
Tyson Foods, Inc. - Class A	3,937	288,149
		876,024
Apparel & Footwear Manufacturer (1.37%)
Carter's, Inc.	3,850	400,785
	Shares	Value
Beverages: Non-Alcoholic (1.39%)
Dr Pepper Snapple Group, Inc.	3,435	$406,635

Clothing & Accessories (2.06%)
PVH Corp.	3,999	605,569

Consumer Durables (1.16%)
Whirlpool Corp.	2,226	340,823

Food Products (2.84%)
Lamb Weston Holdings, Inc.	14,345	835,166

Motor Vehicle Parts (1.31%)
Goodyear Tire & Rubber Co.	14,486	385,038

Total Consumer		3,850,040

Energy (8.22%)
Exploration & Production (6.24%)
Anadarko Petroleum Corp.	9,903	598,240
Enerplus Corp. (Canada)	34,500	388,470
EQT Corp.	8,720	414,287
Range Resources Corp.	29,724	432,187
		1,833,184
Refining & Marketing (1.98%)
Marathon Petroleum Corp.	7,950	581,225

Total Energy		2,414,409

Interest Rate Sensitive (17.30%)
Insurance / Real Estate Brokers (1.11%)
Realogy Holdings Corp.	11,935	325,587

Integrated Financial Services (1.81%)
Voya Financial, Inc.	10,515	531,008

Other Banks (3.35%)
BOK Financial Corp.	5,360	530,586
FNB Corp.	33,740	453,803
		984,389
Property Casualty Insurance (4.01%)
Everest Re Group, Ltd. (Bermuda)	2,460	631,777
Radian Group, Inc.	28,700	546,448
		1,178,225
Regional Banks (5.43%)
Fifth Third Bancorp	17,350	550,862
Investors Bancorp, Inc.	46,633	636,074
KeyCorp	20,890	408,400
		1,595,336

	Shares	Value
Specialty Finance (1.59%)
Navient Corp.	35,600	$467,072

Total Interest Rate Sensitive		5,081,617

Medical / Healthcare (9.41%)
Healthcare Services (3.55%)
AmerisourceBergen Corp.	8,240	710,370
Cardinal Health, Inc.	5,310	332,831
		1,043,201
Medical Products & Supplies (0.90%)
DENTSPLY SIRONA, Inc.	5,225	262,870

Medical Technology (1.53%)
PerkinElmer, Inc.	5,950	450,534

Pharmaceuticals (3.43%)
Grifols SA ADR (Spain)	29,020	615,224
Perrigo Co. PLC (Ireland)	4,690	390,864
		1,006,088
Total Medical / Healthcare		2,762,693

REITs (11.49%)
Diversified & Specialty REITs (3.01%)
CyrusOne, Inc.	11,450	586,355
Gaming and Leisure Properties, Inc.	8,900	297,883
		884,238
Hotel & Resort REITs (1.65%)
Park Hotels & Resorts, Inc.	17,900	483,658

Multi-Family REITs (4.64%)
Equity Residential	7,685	473,550
Invitation Homes, Inc.	16,500	376,695
Mid-America Apartment Communities, Inc.	5,606	511,491
		1,361,736
Office REITs (2.19%)
Americold Realty Trust	15,740	300,319
Gramercy Property Trust	15,863	344,703
		645,022
Total REITs		3,374,654

Technology (8.27%)
Cable / Satellite / Telecommunication Services (1.00%)
TELUS Corp. (Canada)	8,390	294,992

Computer Software (1.13%)
Dolby Laboratories, Inc. - Class A	5,230	332,419

IT Services (1.92%)
Amdocs, Ltd.	8,455	564,118
	Shares	Value
Technology Resellers / Distributors (2.07%)
Avnet, Inc.	14,530	$606,773

Transaction Processing (2.15%)
Genpact, Ltd.	19,700	630,203

Total Technology		2,428,505

Utilities (11.63%)
Gas Utilities (2.41%)
Spire, Inc.	9,800	708,540

Independent Power (2.67%)
Public Service Enterprise Group, Inc.	15,580	782,739

Integrated Gas & Electric (4.32%)
OGE Energy Corp.	18,469	605,229
Xcel Energy, Inc.	14,620	664,918
		1,270,147
Regulated Electric (2.23%)
Edison International	10,265	653,470

Total Utilities		3,414,896

Total Common Stocks
(Cost $26,506,395)		28,421,284

	Shares	Value
Money Market Mutual Funds (3.10%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 1.569%)	911,205	911,205
Total Money Market Mutual Funds
(Cost $911,205)		911,205
Total Investments (99.87%)
(Cost $27,417,600)		$29,332,489

Other Assets Less Liabilities (0.13%)		36,797

Net Assets (100.00%)		$29,369,286

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE SMID-CAP VALUE DIVIDEND FUND AS OF MARCH 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (101.25%)
Basic Materials (5.11%)
Forestry & Paper (1.19%)
WestRock Co.	137	$8,791

Other Materials (Rubber & Plastic) (1.08%)
Westlake Chemical Corp.	72	8,003

Specialty Chemicals (2.84%)
Mosaic Co.	426	10,343
Valvoline, Inc.	484	10,711
		21,054
Total Basic Materials		37,848

Capital Goods (11.17%)
Engineering & Construction (1.27%)
Primoris Services Corp.	375	9,368

Farm Equipment (1.73%)
AGCO Corp.	198	12,840

Industrial Products (3.92%)
Apogee Enterprises, Inc.	261	11,314
Global Brass & Copper Holdings, Inc.	226	7,560
Regal Beloit Corp.	138	10,122
		28,996
Transportation Equipment & Parts (2.67%)
Greenbrier Cos., Inc.	145	7,286
Oshkosh Corp.	162	12,518
		19,804
Trucking, Shipping, Air Freight (1.58%)
J.B. Hunt Transport Services, Inc.	100	11,715

Total Capital Goods		82,723

Consumer (15.94%)
Agricultural Products (1.55%)
Ingredion, Inc.	89	11,474

Clothing & Accessories (3.51%)
Caleres, Inc.	414	13,911
Children's Place Retail Stores, Inc.	89	12,037
		25,948
Food Products (1.09%)
Lamb Weston Holdings, Inc.	138	8,034

General Merchandise (1.93%)
Big Lots, Inc.	329	14,321
	Shares	Value
Motor Vehicle Parts (1.22%)
Goodyear Tire & Rubber Co.	341	$9,064

Other Consumer Services (2.26%)
Travelport Worldwide, Ltd. (United Kingdom)	1,026	16,765

Publishing & Media (1.63%)
Graham Holdings Co. - Class B	20	12,045

Restaurants (1.19%)
Bloomin' Brands, Inc.	364	8,838

Tobacco (1.56%)
Schweitzer-Mauduit International, Inc.	295	11,549

Total Consumer		118,038

Energy (5.29%)
Exploration & Production (5.29%)
Enerplus Corp. (Canada)	1,925	21,676
EQT Corp.	130	6,176
SM Energy Co.	627	11,305
		39,157
Total Energy		39,157

Interest Rate Sensitive (25.14%)
Insurance / Real Estate Brokers (1.51%)
Realogy Holdings Corp.	409	11,157

Integrated Financial Services (2.06%)
Voya Financial, Inc.	302	15,251

Other Banks (6.55%)
BOK Financial Corp.	83	8,216
FNB Corp.	933	12,549
Glacier Bancorp, Inc.	410	15,736
Independent Bank Corp.	168	12,020
		48,521
Property Casualty Insurance (4.31%)
Everest Re Group, Ltd. (Bermuda)	71	18,234
Radian Group, Inc.	721	13,728
		31,962
Regional Banks (7.63%)
First Horizon National Corp.	536	10,093
Investors Bancorp, Inc.	1,477	20,146
KeyCorp	769	15,034
Union Bankshares Corp.	306	11,233
		56,506
Specialty Finance (1.49%)
Navient Corp.	839	11,008

	Shares	Value
Thrifts (1.59%)
Northwest Bancshares, Inc.	710	$11,758

Total Interest Rate Sensitive		186,163

Medical / Healthcare (7.04%)
Healthcare Services (2.69%)
AmerisourceBergen Corp.	117	10,087
Ensign Group, Inc.	375	9,862
		19,949
Pharmaceuticals (4.35%)
Grifols SA ADR (Spain)	366	7,759
Perrigo Co. PLC (Ireland)	130	10,834
Phibro Animal Health Corp. - Class A	342	13,578
		32,171
Total Medical / Healthcare		52,120

REITs (13.46%)
Diversified & Specialty REITs (5.49%)
CyrusOne, Inc.	257	13,161
Gaming and Leisure Properties, Inc.	277	9,271
GEO Group, Inc.	890	18,218
		40,650
Hotel & Resort REITs (1.31%)
Park Hotels & Resorts, Inc.	360	9,727

Multi-Family REITs (4.43%)
Education Realty Trust, Inc.	406	13,296
Invitation Homes, Inc.	426	9,726
Mid-America Apartment Communities, Inc.	107	9,763
		32,785
Office REITs (2.23%)
Americold Realty Trust	410	7,823
Gramercy Property Trust	401	8,714
		16,537
Total REITs		99,699

Technology (10.42%)
Computer Software (2.59%)
TiVo Corp.	1,414	19,160

Electronic Equipment (2.48%)
Methode Electronics, Inc.	196	7,664
MTS Systems Corp.	207	10,691
		18,355
Semiconductors (2.11%)
Silicon Motion Technology Corp. ADR (Taiwan)	324	15,591

Technology Resellers / Distributors (1.06%)
Avnet, Inc.	188	7,851
	Shares	Value
Telecommunication Equipment & Solutions (1.01%)
InterDigital, Inc.	102	$7,507

Transaction Processing (1.17%)
Genpact, Ltd.	271	8,669

Total Technology		77,133

Utilities (7.68%)
Gas Utilities (2.34%)
Spire, Inc.	240	17,352

Independent Power (1.17%)
Public Service Enterprise Group, Inc.	172	8,641

Integrated Gas & Electric (3.06%)
Black Hills Corp.	202	10,969
OGE Energy Corp.	357	11,699
		22,668
Regulated Electric (1.11%)
Edison International	129	8,212

Total Utilities		56,873

Total Common Stocks
(Cost $731,764)		749,754

	Shares	Value
Money Market Mutual Funds (2.84%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 1.569%)	21,052	21,052
Total Money Market Mutual Funds
(Cost $21,052)		21,052
Total Investments (104.09%)
(Cost $752,816)		$770,806

Liabilities Less Other Assets (-4.09%)		(30,290)

Net Assets (100.00%)		$740,516

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE DIVIDEND FUND AS OF MARCH 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (99.30%)
Basic Materials (4.27%)
Chemicals (1.38%)
Compass Minerals International, Inc.	34,677	$2,091,023

Forestry & Paper (1.63%)
PH Glatfelter Co.	120,325	2,470,273

Non-Ferrous Metals (1.26%)
Kaiser Aluminum Corp.	18,968	1,913,871

Total Basic Materials		6,475,167

Capital Goods (11.50%)
Electrical Equipment (1.65%)
Watts Water Technologies, Inc. - Class A	32,160	2,498,832

Engineering & Construction (1.42%)
Primoris Services Corp.	22,757	568,470
Tetra Tech, Inc.	32,435	1,587,693
		2,156,163
Industrial Products (6.30%)
Apogee Enterprises, Inc.	33,825	1,466,314
Global Brass & Copper Holdings, Inc.	57,150	1,911,667
ITT, Inc.	39,550	1,937,159
Regal Beloit Corp.	32,966	2,418,056
Timken Co.	39,990	1,823,544
		9,556,740
Transportation Equipment & Parts (2.13%)
Greenbrier Cos., Inc.	64,310	3,231,578

Total Capital Goods		17,443,313

Consumer (13.37%)
Clothing & Accessories (2.55%)
Caleres, Inc.	50,925	1,711,080
Children's Place, Inc.	15,873	2,146,823
		3,857,903
Food Products (1.75%)
Flowers Foods, Inc.	121,331	2,652,296

General Merchandise (1.91%)
Big Lots, Inc.	66,550	2,896,922

Homebuilders & Suppliers (0.41%)
MDC Holdings, Inc.	22,395	625,269

Other Consumer Services (2.63%)
Travelport Worldwide, Ltd. (Great Britain)	244,060	3,987,940
	Shares	Value
Publishing & Media (1.54%)
Graham Holdings Co. - Class B	3,868	$2,329,503

Restaurants (2.07%)
Bloomin' Brands, Inc.	129,515	3,144,624

Tobacco (0.51%)
Schweitzer-Mauduit International, Inc.	19,715	771,842

Total Consumer		20,266,299

Energy (5.80%)
Exploration & Production (5.80%)
Enerplus Corp. (Canada)	581,006	6,542,127
SM Energy Co.	124,666	2,247,728
		8,789,855
Total Energy		8,789,855

Interest Rate Sensitive (28.98%)
Insurance / Real Estate Brokers (1.59%)
Realogy Holdings Corp.	88,180	2,405,550

Other Banks (16.65%)
First Midwest Bancorp, Inc.	64,601	1,588,539
FNB Corp.	225,656	3,035,073
Glacier Bancorp, Inc.	102,676	3,940,705
Hancock Holding Co.	35,565	1,838,710
Independent Bank Corp.	34,690	2,482,070
Umpqua Holdings Corp.	174,160	3,728,766
United Community Banks, Inc.	55,860	1,767,969
Valley National Bancorp	195,805	2,439,730
Westamerica Bancorporation	26,956	1,565,604
Wintrust Financial Corp.	33,312	2,866,498
		25,253,664
Property Casualty Insurance (1.91%)
Radian Group, Inc.	152,091	2,895,813

Regional Banks (4.20%)
First Horizon National Corp.	84,875	1,598,196
Great Western Bancorp, Inc.	45,010	1,812,553
Union Bankshares Corp.	80,425	2,952,402
		6,363,151
Securities & Asset Management (1.19%)
Artisan Partners Asset Management, Inc. - Class A	54,270	1,807,191

Thrifts (3.44%)
IBERIABANK Corp.	36,465	2,844,270
Northwest Bancshares, Inc.	143,435	2,375,283
		5,219,553
Total Interest Rate Sensitive		43,944,922

Medical / Healthcare (7.65%)
Healthcare Services (3.27%)
Aceto Corp.	109,320	830,832
Ensign Group, Inc.	157,180	4,133,834
		4,964,666

	Shares	Value
Medical Technology (2.14%)
Bio-Techne Corp.	21,435	$3,237,542

Pharmaceuticals (2.24%)
Phibro Animal Health Corp. - Class A	85,614	3,398,876

Total Medical / Healthcare		11,601,084

REITs (8.32%)
Diversified & Specialty REITs (3.19%)
GEO Group, Inc.	236,388	4,838,862

Multi-Family REITs (2.10%)
Education Realty Trust, Inc.	97,365	3,188,704

Office REITs (3.03%)
Americold Realty Trust	80,185	1,529,930
Cousins Properties, Inc.	162,190	1,407,809
Gramercy Property Trust	76,029	1,652,110
		4,589,849
Total REITs		12,617,415

Technology (13.03%)
Computer Software (3.07%)
TiVo Corp.	343,680	4,656,864

Electronic Equipment (3.38%)
Methode Electronics, Inc.	55,487	2,169,542
MTS Systems Corp.	57,248	2,956,859
		5,126,401
IT Services (2.51%)
Convergys Corp.	92,370	2,089,409
ManTech International Corp. - Class A	30,912	1,714,689
		3,804,098
Semiconductor Capital Equipment (0.64%)
Cohu, Inc.	42,601	971,729

Semiconductors (2.40%)
Silicon Motion Technology Corp. ADR (Taiwan)	75,585	3,637,150

Telecommunication Equipment & Solutions (1.03%)
InterDigital, Inc.	21,250	1,564,000

Total Technology		19,760,242

Utilities (6.38%)
Gas Utilities (2.80%)
Spire, Inc.	58,695	4,243,649

Integrated Gas & Electric (3.58%)
Black Hills Corp.	50,380	2,735,634
	Shares	Value
Integrated Gas & Electric (continued)
NorthWestern Corp.	50,163	$2,698,769
		5,434,403
Total Utilities		9,678,052

Total Common Stocks
(Cost $127,913,867)		150,576,349

	Shares	Value
Money Market Mutual Funds (2.82%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 1.569%)	4,283,790	4,283,790
Total Money Market Mutual Funds
(Cost $4,283,790)		4,283,790
Total Investments (102.12%)
(Cost $132,197,657)		$154,860,139

Liabilities Less Other Assets (-2.12%)		(3,211,931)

Net Assets (100.00%)		$151,648,208

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP GROWTH FUND AS OF MARCH 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (97.07%)
Consumer Discretionary (15.44%)
Diversified Consumer Services (4.07%)
Bright Horizons Family Solutions, Inc.**	1,035	$103,210
Chegg, Inc.**	3,600	74,376
Grand Canyon Education, Inc.**	661	69,352
		246,938
Hotels Restaurants & Leisure (4.11%)
Jack in the Box, Inc.	660	56,318
Vail Resorts, Inc.	498	110,406
Wingstop, Inc.	1,760	83,125
		249,849
Leisure Products (0.88%)
Callaway Golf Co.	3,265	53,415

Media (4.75%)
IMAX Corp. (Canada)**	3,925	75,360
Lions Gate Entertainment Corp. - Class B	1,827	43,994
Lions Gate Entertainment Corp. - Class A	1,782	46,029
Live Nation Entertainment, Inc.**	2,930	123,471
		288,854
Specialty Retail (1.63%)
Burlington Stores, Inc.**	745	99,197

Total Consumer Discretionary		938,253

Consumer Staples (2.93%)
Beverages (1.96%)
MGP Ingredients, Inc.	1,330	119,155

Food & Staples Retailing (0.97%)
PriceSmart, Inc.	707	59,070

Total Consumer Staples		178,225

Energy (3.20%)
Energy Equipment & Services (0.75%)
US Silica Holdings, Inc.	1,785	45,553

Oil Gas & Consumable Fuels (2.45%)
PDC Energy, Inc.**	800	39,224
RSP Permian, Inc.**	1,330	62,351
SRC Energy, Inc.**	5,026	47,395
		148,970
Total Energy		194,523

Financials (9.15%)
Banks (3.28%)
Bank of the Ozarks, Inc.	1,583	76,411
Eagle Bancorp, Inc.**	2,050	122,693
		199,104
Capital Markets (2.92%)
Evercore Partners, Inc. - Class A	1,276	111,267
MarketAxess Holdings, Inc.	306	66,537
		177,804
	Shares	Value
Insurance (2.13%)
AMERISAFE, Inc.	795	$43,924
Trupanion, Inc.**	2,860	85,485
		129,409
Thrift & Mortgage Finance (0.82%)
LendingTree, Inc.**	151	49,551

Total Financials		555,868

Health Care (21.82%)
Biotechnology (2.46%)
Amicus Therapeutics, Inc.**	3,500	52,640
Array BioPharma, Inc.**	3,100	50,592
Loxo Oncology, Inc.**	404	46,609
		149,841
Health Care Equipment & Supplies (9.40%)
Glaukos Corp.**	2,940	90,640
Globus Medical, Inc. - Class A**	2,870	142,983
Inogen, Inc.**	485	59,577
K2M Group Holdings, Inc.**	3,290	62,346
Masimo Corp.**	700	61,565
Nevro Corp.**	1,095	94,904
Wright Medical Group NV (Netherlands)**	2,990	59,322
		571,337
Health Care Providers & Services (4.95%)
Acadia Healthcare Co., Inc.**	2,172	85,099
Amedisys, Inc.**	1,450	87,493
HealthEquity, Inc.**	2,120	128,345
		300,937
Health Care Technology (1.14%)
Medidata Solutions, Inc.**	1,100	69,091

Life Sciences Tools & Services (1.08%)
PRA Health Sciences, Inc.**	790	65,538

Pharmaceuticals (2.79%)
Catalent, Inc.**	1,785	73,292
Intersect ENT, Inc.**	1,350	53,055
Pacira Pharmaceuticals, Inc.**	1,380	42,987
		169,334
Total Health Care		1,326,078

Industrials (10.82%)
Aerospace & Defense (1.92%)
Hexcel Corp.	1,810	116,908

Commercial Services & Supplies (0.87%)
Ritchie Bros Auctioneers, Inc. (Canada)	1,678	52,807

Construction & Engineering (1.27%)
Valmont Industries, Inc.	525	76,807

Electrical Equipment (2.31%)
Generac Holdings, Inc.**	1,985	91,131
TPI Composites, Inc.**	2,200	49,390
		140,521

	Shares	Value
Machinery (1.74%)
Proto Labs, Inc.**	900	$105,795

Professional Services (1.27%)
Huron Consulting Group, Inc.**	2,028	77,267

Road & Rail (1.44%)
Saia, Inc.**	1,165	87,550

Total Industrials		657,655

Information Technology (29.17%)
Internet Software & Services (6.08%)
2U, Inc.**	965	81,089
Envestnet, Inc.**	2,780	159,294
Instructure, Inc.**	1,420	59,853
Twilio, Inc. - Class A**	1,820	69,487
		369,723
IT Services (2.56%)
EPAM Systems, Inc.**	1,355	155,175

Semiconductors & Semiconductor (5.52%)
Ambarella, Inc.**	850	41,642
Inphi Corp.**	3,023	90,992
MACOM Technology Solutions Holdings, Inc.**	1,510	25,066
Monolithic Power Systems, Inc.	660	76,408
Silicon Laboratories, Inc.**	1,130	101,587
		335,695
Software (15.01%)
Everbridge, Inc.**	3,030	110,898
Fair Isaac Corp.**	476	80,620
FireEye, Inc.**	4,420	74,831
Fortinet, Inc.**	1,690	90,550
Globant SA (Luxembourg)**	1,811	93,339
Guidewire Software, Inc.**	1,287	104,028
RealPage, Inc.**	1,610	82,915
Tyler Technologies, Inc.**	595	125,521
Zendesk, Inc.**	3,127	149,690
		912,392
Total Information Technology		1,772,985

Materials (1.82%)
Chemicals (1.82%)
PolyOne Corp.	2,608	110,892

Total Materials		110,892

Real Estate (1.09%)
Equity Real Estate Investment (1.09%)
QTS Realty Trust, Inc. - Class A	1,834	66,427

Total Real Estate		66,427
	Shares	Value
Telecommunication Services (1.63%)
Diversified Telecommunication (1.63%)
Cogent Communications Holdings, Inc.	2,285	$99,169

Total Telecommunication Services		99,169

Total Common Stocks
(Cost $4,435,216)		5,900,075

	Shares	Value
Money Market Mutual Funds (4.80%)
Goldman Sachs Financial Square Funds - Government Fund, (7 Day Yield 1.569%)	291,894	291,894

Total Money Market Mutual Funds
(Cost $291,894)		291,894
Total Investments (101.87%)
(Cost $4,727,110)		$6,191,969

Liabilities Less Other Assets (-1.87%)		(113,376)

Net Assets (100.00%)		$6,078,593

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP GROWTH FUND II AS OF MARCH 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (98.34%)
Consumer Discretionary (15.67%)
Diversified Consumer Services (4.10%)
Bright Horizons Family Solutions, Inc.**	8,470	$844,629
Chegg, Inc.**	29,140	602,032
Grand Canyon Education, Inc.**	5,415	568,142
		2,014,803
Hotels Restaurants & Leisure (4.19%)
Jack in the Box, Inc.	5,415	462,062
Vail Resorts, Inc.	4,110	911,187
Wingstop, Inc.	14,465	683,182
		2,056,431
Leisure Products (0.89%)
Callaway Golf Co.	26,820	438,775

Media (4.83%)
IMAX Corp. (Canada)**	32,220	618,624
Lions Gate Entertainment Corp. - Class B	14,972	360,526
Lions Gate Entertainment Corp. - Class A	14,690	379,443
Live Nation Entertainment, Inc.**	24,038	1,012,961
		2,371,554
Specialty Retail (1.66%)
Burlington Stores, Inc.**	6,140	817,541

Total Consumer Discretionary		7,699,104

Consumer Staples (2.95%)
Beverages (1.97%)
MGP Ingredients, Inc.	10,830	970,259

Food & Staples Retailing (0.98%)
PriceSmart, Inc.	5,765	481,666

Total Consumer Staples		1,451,925

Energy (3.23%)
Energy Equipment & Services (0.76%)
US Silica Holdings, Inc.	14,690	374,889

Oil Gas & Consumable Fuels (2.47%)
PDC Energy, Inc.**	6,420	314,773
RSP Permian, Inc.**	10,880	510,054
SRC Energy, Inc.**	41,235	388,846
		1,213,673
Total Energy		1,588,562

Financials (9.17%)
Banks (3.33%)
Bank of the Ozarks, Inc.	13,013	628,137
Eagle Bancorp, Inc.**	16,840	1,007,874
		1,636,011
Capital Markets (2.90%)
Evercore, Inc. - Class A	10,220	891,184
MarketAxess Holdings, Inc.	2,474	537,947
		1,429,131
	Shares	Value
Insurance (2.15%)
AMERISAFE, Inc.	6,500	$359,125
Trupanion, Inc.**	23,330	697,334
		1,056,459
Thrifts & Mortgage Finance (0.79%)
LendingTree, Inc.**	1,180	387,217

Total Financials		4,508,818

Health Care (22.10%)
Biotechnology (2.48%)
Amicus Therapeutics, Inc.**	28,730	432,099
Array BioPharma, Inc.**	25,050	408,816
Loxo Oncology, Inc.**	3,280	378,414
		1,219,329
Health Care Equipment & Supplies (9.53%)
Glaukos Corp.**	24,115	743,465
Globus Medical, Inc. - Class A**	23,515	1,171,517
Inogen, Inc.**	3,930	482,761
K2M Group Holdings, Inc.**	27,025	512,124
Masimo Corp.**	5,700	501,315
Nevro Corp.**	9,065	785,664
Wright Medical Group NV (Netherlands)**	24,625	488,560
		4,685,406
Health Care Providers & Services (5.03%)
Acadia Healthcare Co., Inc.**	17,810	697,796
Amedisys, Inc.**	11,910	718,649
HealthEquity, Inc.**	17,400	1,053,396
		2,469,841
Health Care Technology (1.15%)
Medidata Solutions, Inc.**	8,980	564,034

Life Sciences Tools & Services (1.08%)
PRA Health Sciences, Inc.**	6,420	532,603

Pharmaceuticals (2.83%)
Catalent, Inc.**	14,690	603,171
Intersect ENT, Inc.**	11,105	436,427
Pacira Pharmaceuticals, Inc.**	11,320	352,618
		1,392,216
Total Health Care		10,863,429

Industrials (11.00%)
Aerospace & Defense (1.95%)
Hexcel Corp.	14,835	958,193

Commercial Services & Supplies (0.88%)
Ritchie Bros Auctioneers, Inc. (Canada)	13,800	434,286

Construction & Engineering (1.29%)
Valmont Industries, Inc.	4,320	632,016

Electrical Equipment (2.35%)
Generac Holdings, Inc.**	16,260	746,497
TPI Composites, Inc.**	18,100	406,345
		1,152,842

	Shares	Value
Machinery (1.78%)
Proto Labs, Inc.**	7,420	$872,221

Professional Services (1.29%)
Huron Consulting Group, Inc.**	16,670	635,127

Road & Rail (1.46%)
Saia, Inc.**	9,575	719,561

Total Industrials		5,404,246

Information Technology (29.60%)
Internet Software & Services (6.16%)
2U, Inc.**	7,895	663,417
Envestnet, Inc.**	22,820	1,307,586
Instructure, Inc.**	11,500	484,725
Twilio, Inc. - Class A**	14,940	570,409
		3,026,137
IT Services (2.59%)
EPAM Systems, Inc.**	11,095	1,270,599

Semiconductors & Semiconductor (5.60%)
Ambarella, Inc.**	7,010	343,420
Inphi Corp.**	24,610	740,761
MACOM Technology Solutions Holdings, Inc.**	12,425	206,255
Monolithic Power Systems, Inc.	5,405	625,737
Silicon Laboratories, Inc.**	9,300	836,070
		2,752,243
Software (15.25%)
Everbridge, Inc.**	24,915	911,889
Fair Isaac Corp.**	3,880	657,156
FireEye, Inc.**	36,280	614,220
Fortinet, Inc.**	13,880	743,690
Globant SA (Luxembourg)**	14,845	765,111
Guidewire Software, Inc.**	10,601	856,879
RealPage, Inc.**	13,230	681,345
Tyler Technologies, Inc.**	4,913	1,036,447
Zendesk, Inc.**	25,700	1,230,259
		7,496,996
Total Information Technology		14,545,975

Materials (1.85%)
Chemicals (1.85%)
PolyOne Corp.	21,395	909,715

Total Materials		909,715

Real Estate (1.11%)
Equity Real Estate Investment Trusts (REITs) (1.11%)
QTS Realty Trust, Inc. - Class A	15,030	544,387

Total Real Estate		544,387
	Shares	Value
Telecommunication Services (1.66%)
Diversified Telecommunication (1.66%)
Cogent Communications Holdings, Inc.	18,780	$815,052

Total Telecommunication Services		815,052

Total Common Stocks
(Cost $40,890,420)		48,331,213

	Shares	Value
Money Market Mutual Funds (3.73%)
Goldman Sachs Financial Square Funds - Government Fund, (7 Day Yield 1.569%)	1,833,521	1,833,521

Total Money Market Mutual Funds
(Cost $1,833,521)		1,833,521
Total Investments (102.07%)
(Cost $42,723,941)		$50,164,734

Liabilities Less Other Assets (-2.07%)		(1,015,449)

Net Assets (100.00%)		$49,149,285

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE GLOBAL LARGE-CAP DIVIDEND FUND AS OF MARCH 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (97.56%)
Consumer Discretionary (14.24%)
Auto Components (3.15%)
Bridgestone Corp. (Japan)	38,700	$1,683,225

Automobiles (3.65%)
Toyota Motor Corp. (Japan)	30,300	1,948,335

Hotels Restaurants & Leisure (3.41%)
Whitbread PLC (United Kingdom)	35,028	1,818,341

Specialty Retail (4.03%)
Lowe's Cos, Inc.	24,500	2,149,875

Total Consumer Discretionary		7,599,776

Consumer Staples (13.24%)
Food & Staples Retailing (3.89%)
Wal-Mart Stores, Inc.	23,327	2,075,403

Food Products (3.28%)
Nestle SA ADR (Switzerland)	22,145	1,750,562

Household Products (3.04%)
Kimberly-Clark Corp.	14,764	1,625,960

Tobacco (3.03%)
British American Tobacco PLC ADR (United Kingdom)	28,030	1,617,051

Total Consumer Staples		7,068,976

Energy (10.12%)
Oil Gas & Consumable Fuels (10.12%)
Koninklijke Vopak N.V. (Netherlands)	36,073	1,768,785
Occidental Petroleum Corp.	28,583	1,856,751
TOTAL SA ADR (France)	30,804	1,777,083
		5,402,619
Total Energy		5,402,619

Financials (12.64%)
Banks (3.39%)
US Bancorp	35,806	1,808,203

Insurance (9.25%)
Chubb, Ltd. (Switzerland)	11,800	1,613,886
Helvetia Holding AG (Switzerland)	2,949	1,756,753
Power Financial Corp. (Canada)	62,500	1,564,986
		4,935,625
Total Financials		6,743,828

Health Care (13.64%)
Biotechnology (4.29%)
AbbVie, Inc.	24,189	2,289,489
	Shares	Value
Pharmaceuticals (9.35%)
Bayer AG (Germany)	15,500	$1,750,618
Novartis AG ADR (Switzerland)	21,910	1,771,424
Roche Holding AG (Switzerland)	6,400	1,466,778
		4,988,820
Total Health Care		7,278,309

Industrials (9.31%)
Commercial Services & Supplies (3.20%)
Brambles, Ltd. (Australia)	222,900	1,708,560

Professional Services (6.11%)
Adecco Group AG (Switzerland)	22,800	1,621,757
RELX PLC (United Kingdom)	79,700	1,638,152
		3,259,909
Total Industrials		4,968,469

Information Technology (15.30%)
IT Services (4.91%)
Broadridge Financial Solutions, Inc.	23,900	2,621,591

Semiconductors & Semiconductor (2.58%)
QUALCOMM, Inc.	24,837	1,376,218

Software (3.38%)
Sage Group PLC (United Kingdom)	201,152	1,803,929

Technology Hardware Storage & Peripherals (4.43%)
Apple, Inc.	14,100	2,365,698

Total Information Technology		8,167,436

Materials (4.38%)
Chemicals (4.38%)
Koninklijke DSM N.V. (Netherlands)	23,559	2,337,608

Total Materials		2,337,608

Telecommunication Services (1.93%)
Diversified Telecommunication Services (1.93%)
BT Group PLC (United Kingdom)	322,678	1,029,933

Total Telecommunication Services		1,029,933

Utilities (2.76%)
Multi-Utilities (2.76%)
Canadian Utilities, Ltd. - Class A (Canada)	55,235	1,474,391

Total Utilities		1,474,391

Total Common Stocks
(Cost $44,150,176)		52,071,345

	Shares	Value
Money Market Mutual Funds (2.04%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 1.569%)	1,087,308	$1,087,308
Total Money Market Mutual Funds
(Cost $1,087,308)		1,087,308
Total Investments (99.60%)
(Cost $45,237,484)		$53,158,653

Other Assets Less Liabilities (0.40%)		215,651

Net Assets (100.00%)		$53,374,304

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Country Breakdown as of March 31, 2018 (Unaudited)
Country	Market Value	%
United States	$19,256,496	36.08%
Switzerland	9,981,160	18.71%
United Kingdom	7,907,406	14.82%
Netherlands	4,106,393	7.69%
Japan	3,631,560	6.80%
Canada	3,039,377	5.69%
France	1,777,083	3.33%
Germany	1,750,618	3.28%
Australia	1,708,560	3.20%
Total Investments	53,158,653	99.60%
Other Assets in Excess of Liabilities	215,651	0.40%
Net Assets	$53,374,304	100.00%

WESTCORE LARGE-CAP DIVIDEND FUND AS OF MARCH 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (97.91%)
Consumer Discretionary (19.55%)
Hotels Restaurants & Leisure (7.98%)
McDonald's Corp.	2,350	$367,493
Yum! Brands, Inc.	4,548	387,171
		754,664
Multiline Retail (3.55%)
Target Corp.	4,838	335,902

Specialty Retail (3.94%)
Lowe's Cos., Inc.	4,244	372,411

Textiles Apparel & Luxury Goods (4.08%)
Ralph Lauren Corp.	3,457	386,493

Total Consumer Discretionary		1,849,470

Consumer Staples (14.54%)
Food & Staples Retailing (3.84%)
Wal-Mart Stores, Inc.	4,082	363,175

Food Products (6.91%)
General Mills, Inc.	6,496	292,710
Nestle SA ADR (Switzerland)	4,565	360,863
		653,573
Household Products (3.79%)
Kimberly-Clark Corp.	3,252	358,143

Total Consumer Staples		1,374,891

Energy (3.84%)
Oil Gas & Consumable Fuels (3.84%)
Occidental Petroleum Corp.	5,587	362,932

Total Energy		362,932

Financials (7.50%)
Banks (3.66%)
US Bancorp	6,845	345,672

Insurance (3.84%)
Chubb, Ltd. (Switzerland)	2,657	363,398

Total Financials		709,070

Health Care (14.21%)
Biotechnology (6.90%)
AbbVie, Inc.	3,186	301,555
Gilead Sciences, Inc.	4,653	350,790
		652,345
Health Care Providers Equipment & Services (3.51%)
Cardinal Health, Inc.	5,292	331,702
	Shares	Value
Pharmaceuticals (3.80%)
Pfizer, Inc.	10,132	$359,585

Total Health Care		1,343,632

Industrials (7.83%)
Aerospace & Defense (3.91%)
L-3 Communications Holdings, Inc.	1,777	369,616

Road & Rail (3.92%)
CSX Corp.	6,659	370,973

Total Industrials		740,589

Information Technology (18.86%)
IT Services (7.99%)
Broadridge Financial Solutions, Inc.	3,588	393,568
International Business Machines Corp.	2,359	361,941
		755,509
Semiconductors & Semiconductor (7.19%)
QUALCOMM, Inc.	5,647	312,901
Xilinx, Inc.	5,075	366,618
		679,519
Technology Hardware Storage & Peripherals (3.68%)
Apple, Inc.	2,077	348,479

Total Information Technology		1,783,507

Materials (4.03%)
Chemicals (4.03%)
Eastman Chemical Co.	3,616	381,777

Total Materials		381,777

Utilities (7.55%)
Electric Utilities (7.55%)
Edison International	5,141	327,276
Exelon Corp.	9,919	386,940
		714,216
Total Utilities		714,216

Total Common Stocks
(Cost $8,179,312)		9,260,084

	Shares	Value
Money Market Mutual Funds (1.97%)
Goldman Sachs Financial Square Funds - Government Fund, (7 Day Yield 1.569%)	185,897	185,897
Total Money Market Mutual Funds
(Cost $185,897)		185,897

Value
Total Investments (99.88%)
(Cost $8,365,209)	$9,445,981

Other Assets Less Liabilities (0.12%)	11,508

Net Assets (100.00%)	$9,457,489

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF MARCH 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (98.99%)
Consumer Discretionary (12.00%)
Auto Components (1.42%)
Stoneridge, Inc.**	3,642	$100,519
Tower International, Inc.	1,686	46,787
		147,306
Diversified Consumer Services (0.45%)
Collectors Universe, Inc.	3,009	47,271

Hotels Restaurants & Leisure (1.62%)
Chuy's Holdings, Inc.**	3,421	89,630
Monarch Casino & Resort, Inc.**	1,864	78,829
		168,459
Household Durables (1.88%)
Bassett Furniture Industries, Inc.	2,924	88,744
Hamilton Beach Brands Holding Co. - Class B	1,464	31,066
Hamilton Beach Brands Holding Co. - Class A	1,124	23,851
Lifetime Brands, Inc.	4,111	50,976
		194,637
Internet & Direct Marketing Retail (0.82%)
PetMed Express, Inc.	2,032	84,836

Leisure Products (0.85%)
American Outdoor Brands Corp.**	2,638	27,224
Marine Products Corp.	4,329	60,650
		87,874
Media (1.88%)
Hemisphere Media Group, Inc.**	5,744	64,620
Saga Communications, Inc. - Class A	1,634	60,867
tronc, Inc.**	4,262	69,982
		195,469
Specialty Retail (2.18%)
Citi Trends, Inc.	3,704	114,490
Haverty Furniture Cos., Inc.	2,065	41,610
Winmark Corp.	535	69,978
		226,078
Textiles Apparel & Luxury Goods (0.90%)
Unifi, Inc.**	2,577	93,416

Total Consumer Discretionary		1,245,346

Consumer Staples (2.39%)
Food & Staples Retailing (0.57%)
SpartanNash Co.	3,443	59,254

Food Products (0.63%)
John B Sanfilippo & Son, Inc.	1,120	64,814

Personal Products (1.19%)
Medifast, Inc.	1,326	123,915

Total Consumer Staples		247,983
	Shares	Value
Energy (4.62%)
Energy Equipment & Services (1.69%)
Archrock, Inc.	5,720	$50,050
Bristow Group, Inc.	5,945	77,285
Unit Corp.**	2,428	47,978
		175,313
Oil Gas & Consumable Fuels (2.93%)
Green Plains, Inc.	3,647	61,270
NACCO Industries, Inc. - Class A	1,190	39,091
Panhandle Oil and Gas, Inc. - Class A	1,837	35,454
Renewable Energy Group, Inc.**	8,808	112,742
REX American Resources Corp.**	767	55,838
		304,395
Total Energy		479,708

Financials (27.58%)
Banks (16.70%)
American National Bankshares, Inc.	2,286	85,954
Arrow Financial Corp.	2,534	86,029
Bancorp, Inc.**	8,358	90,266
BCB Bancorp, Inc.	5,131	80,300
C&F Financial Corp.	1,322	69,537
Central Pacific Financial Corp.	2,975	84,669
CoBiz Financial, Inc.	4,635	90,846
ConnectOne Bancorp, Inc.	4,149	119,491
Farmers Capital Bank Corp.	2,170	86,692
First Community Bancshares, Inc.	2,517	75,132
First Interstate BancSystem, Inc. - Class A	2,257	89,264
Horizon Bancorp	3,596	107,916
Independent Bank Corp.	3,654	83,677
Lakeland Bancorp, Inc.	5,028	99,806
Macatawa Bank Corp.	7,660	78,668
MidWestOne Financial Group, Inc.	2,082	69,310
Northrim BanCorp, Inc.	2,071	71,553
OFG Bancorp (Puerto Rico)	6,263	65,448
Republic Bancorp, Inc. - Class A	2,651	101,533
West Bancorporation, Inc.	3,758	96,205
		1,732,296
Capital Markets (1.50%)
Diamond Hill Investment Group, Inc.	477	98,529
Westwood Holdings Group, Inc.	1,010	57,055
		155,584
Insurance (3.34%)
EMC Insurance Group, Inc.	1,889	51,154
HCI Group, Inc.	1,821	69,489
National Western Life Group, Inc. - Class A	226	68,903
United Fire Group, Inc.	1,222	58,485
Universal Insurance Holdings, Inc.	3,076	98,125
		346,156
Mortgage Real Estate Investment Trust (REITs) (0.94%)
Resource Capital Corp.	10,263	97,601

Thrifts & Mortgage Finance (5.10%)
BankFinancial Corp.	6,159	104,580
Flagstar Bancorp, Inc.**	2,539	89,881
Home Bancorp, Inc.	1,660	71,662
TrustCo Bank Corp.	10,494	88,674
United Financial Bancorp, Inc.	5,531	89,602

	Shares	Value
Thrifts & Mortgage Finance (continued)
Waterstone Financial, Inc.	4,935	$85,376
		529,775
Total Financials		2,861,412

Health Care (20.48%)
Biotechnology (9.62%)
Akebia Therapeutics, Inc.**	2,599	24,769
AMAG Pharmaceuticals, Inc.**	2,999	60,430
BioSpecifics Technologies Corp.**	1,629	72,230
Conatus Pharmaceuticals, Inc.**	8,712	51,139
Cytokinetics, Inc.**	6,397	46,058
Enanta Pharmaceuticals, Inc.**	1,069	86,493
Fortress Biotech, Inc.**	20,413	92,879
Genomic Health, Inc.**	1,241	38,831
MiMedx Group, Inc.**	6,605	46,037
Natera, Inc.**	5,918	54,860
PDL BioPharma, Inc.**	13,846	40,707
PTC Therapeutics, Inc.**	2,385	64,538
Recro Pharma, Inc.**	5,192	57,164
Repligen Corp.**	2,638	95,443
Retrophin, Inc.**	3,017	67,460
Seres Therapeutics, Inc.**	2,736	20,082
Xencor, Inc.**	2,638	79,087
		998,207
Health Care Equipment & Supplies (2.44%)
Anika Therapeutics, Inc.**	1,868	92,877
Lantheus Holdings, Inc.**	4,396	69,896
OraSure Technologies, Inc.**	5,349	90,345
		253,118
Health Care Providers & Services (5.53%)
Addus HomeCare Corp.**	2,103	102,311
Civitas Solutions, Inc.**	4,981	76,707
Ensign Group, Inc.	3,460	90,998
LHC Group, Inc.**	1,467	90,309
R1 RCM, Inc.**	13,539	96,668
RadNet, Inc.**	8,123	116,971
		573,964
Health Care Technology (0.57%)
Quality Systems, Inc.**	4,309	58,818

Life Sciences Tools & Services (0.24%)
Enzo Biochem, Inc.**	4,595	25,181

Pharmaceuticals (2.08%)
American Physicians Service Group, Inc.**	2,860	53,625
ANI Pharmaceuticals, Inc.**	1,687	98,217
Intersect ENT, Inc.**	1,610	63,273
		215,115
Total Health Care		2,124,403

Industrials (13.15%)
Aerospace & Defense (0.43%)
National Presto Industries, Inc.	475	44,531

Building Products (1.97%)
Continental Building Products, Inc.**	3,913	111,716
PGT, Inc.**	5,002	93,287
		205,003
	Shares	Value
Commercial Services & Supplies (2.80%)
Kimball International, Inc. - Class B	3,832	$65,297
McGrath RentCorp	2,088	112,105
SP Plus Corp.**	1,499	53,365
Viad Corp.	1,136	59,583
		290,350
Electrical Equipment (1.40%)
Allied Motion Technologies, Inc.	3,645	144,889

Machinery (4.41%)
Blue Bird Corp.**	2,499	59,226
Chart Industries, Inc.**	1,955	115,404
Greenbrier Cos., Inc.	1,847	92,812
Lydall, Inc.**	1,251	60,361
Miller Industries, Inc.	2,608	65,200
Omega Flex, Inc.	994	64,709
		457,712
Marine (0.69%)
Costamare, Inc. (Monaco)	11,496	71,735

Professional Services (1.13%)
ICF International, Inc.	2,002	117,017

Road & Rail (0.32%)
Roadrunner Transportation Systems, Inc.**	13,143	33,383

Total Industrials		1,364,620

Information Technology (11.35%)
Communications Equipment (2.15%)
ADTRAN, Inc.	2,476	38,502
Comtech Telecommunications Corp.	3,371	100,759
Ituran Location and Control, Ltd. (Israel)	2,690	83,659
		222,920
Electronic Equipment Instruments & Components (3.69%)
Bel Fuse, Inc. - Class B	2,612	49,367
Daktronics, Inc.	8,838	77,863
Insight Enterprises, Inc.**	1,642	57,355
Kimball Electronics, Inc.**	3,708	59,884
Methode Electronics, Inc.	1,738	67,956
Park Electrochemical Corp.	4,191	70,576
		383,001
Internet Software & Services (2.13%)
Carbonite, Inc.**	3,387	97,546
LivePerson, Inc.**	3,272	53,497
Tucows, Inc. - Class A (Canada)**	1,257	70,392
		221,435
IT Services (1.79%)
Cass Information Systems, Inc.	1,247	74,209
Hackett Group, Inc.	2,740	44,004
Perficient, Inc.**	2,938	67,339
		185,552
Software (1.59%)
American Software, Inc. - Class A	7,889	102,557
Zix Corp.**	14,599	62,338
		164,895
Total Information Technology		1,177,803

	Shares	Value
Materials (3.55%)
Chemicals (2.06%)
Chase Corp.	670	$78,021
Core Molding Technologies, Inc.	4,296	76,598
Innophos Holdings, Inc.	1,468	59,028
		213,647
Construction Materials (0.66%)
United States Lime & Minerals, Inc.	937	68,570

Metals & Mining (0.83%)
Schnitzer Steel Industries, Inc. - Class A	2,660	86,051

Total Materials		368,268

Real Estate (2.66%)
Equity Real Estate Investment Trust (REITs) (2.66%)
Ashford Hospitality Trust, Inc.	10,114	65,337
CorEnergy Infrastructure Trust, Inc.	2,686	100,832
Hersha Hospitality Trust	2,733	48,921
iStar, Inc.**	5,979	60,806
		275,896
Total Real Estate		275,896

Utilities (1.21%)
Multi-Utilities (0.41%)
Unitil Corp.	922	42,790

Water Utilities (0.80%)
SJW Group	1,561	82,280

Total Utilities		125,070

Total Common Stocks
(Cost $8,286,315)		10,270,509

Rights and Warrants (0.04%)
Health Care (0.04%)
Pharmaceuticals (0.04%)
Valeant Pharmaceuticals International, Inc.**(a)	22,951	4,361

Total Rights and Warrants
(Cost $–)		4,361
	Shares	Value
Money Market Mutual Funds (1.24%)
Goldman Sachs Financial Square Funds - Government Fund, (7 Day Yield 1.569%)	128,152	128,152

Total Money Market Mutual Funds
(Cost $128,152)		128,152
Total Investments (100.27%)
(Cost $8,414,467)		$10,403,022

Liabilities Less Other Assets (-0.27%)		(28,251)

Net Assets (100.00%)		$10,374,771

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.
(a)	The level 3 assets were valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF MARCH 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (95.09%)
Consumer Discretionary (24.76%)
Diversified Consumer Services (6.30%)
Fu Shou Yuan International Group, Ltd. (China)	2,939,102	$2,913,580
IBJ, Inc. (Japan)	224,981	2,230,675
		5,144,255
Hotels Restaurants & Leisure (8.98%)
Arcland Service Holdings Co., Ltd. (Japan)	102,317	2,272,215
Corporate Travel Management, Ltd. (Australia)	178,661	3,221,941
MTY Food Group, Inc. (Canada)	46,939	1,836,244
		7,330,400
Internet & Direct Marketing Retail (4.19%)
Webjet, Ltd. (Australia)	402,949	3,419,811

Media (0.49%)
CTS Eventim AG & Co. KGaA (Germany)	8,602	402,840

Specialty Retail (1.82%)
Vertu Motors PLC (United Kingdom)	2,428,600	1,485,596

Textile Apparel & Luxury Goods (2.98%)
Pandora A/S (Denmark)**	22,462	2,430,301

Total Consumer Discretionary		20,213,203

Consumer Staples (2.55%)
Food & Staples Retailing (0.96%)
Tsuruha Holdings, Inc. (Japan)	5,479	782,163

Personal Products (1.59%)
BWX, Ltd. (Australia)	350,400	1,302,564

Total Consumer Staples		2,084,727

Financials (13.60%)
Capital Markets (10.82%)
Azimut Holding SpA (Italy)	115,550	2,480,306
M&A Capital Partners Co., Ltd. (Japan)**	29,656	2,477,721
Sanne Group PLC (Jersey)	390,800	3,876,432
		8,834,459
Thrifts & Mortgage Finance (2.78%)
Mortgage Advice Bureau Holdings, Ltd. (United Kingdom)	258,599	2,267,593

Total Financials		11,102,052

Health Care (8.23%)
Health Care Equipment & Supplies (0.77%)
Cellavision AB (Sweden)	38,386	630,741
	Shares	Value
Health Care Providers & Services (1.72%)
Qualicorp SA (Brazil)	206,531	$1,400,041

Life Science Tools & Services (2.21%)
Eurofins Scientific SE (Luxembourg)	3,420	1,805,293

Pharmaceuticals (3.53%)
China Medical System Holdings, Ltd. (China)	1,267,507	2,878,000

Total Health Care		6,714,075

Industrials (5.99%)
Commercial Services & Supplies (2.77%)
Boyd Group Income Fund (Canada)	28,039	2,267,321

Industrial Conglomerates (1.11%)
BGF Co., Ltd. (South Korea)	76,195	904,270

Professional Services (2.11%)
Nihon M&A Center, Inc. (Japan)	50,400	1,721,761

Total Industrials		4,893,352

Information Technology (34.41%)
Internet Software & Services (10.90%)
Autohome, Inc. ADR (China)	30,093	2,586,193
iomart Group PLC (United Kingdom)	252,334	1,292,192
Just Eat PLC (United Kingdom)**	130,700	1,280,672
Momo, Inc. Sponsored ADR (China)**	37,500	1,401,750
SMS Co., Ltd. (Japan)	55,450	2,339,838
		8,900,645
IT Services (11.01%)
Citadel Group, Ltd. (Australia)	268,883	1,369,199
Econocom Group SA (Belgium)	282,986	2,071,793
Keywords Studios PLC (Ireland)	162,540	3,402,415
Softcat PLC (United Kingdom)	223,565	2,139,175
		8,982,582
Software (12.50%)
Constellation Software, Inc. (Canada)	3,000	2,035,510
Descartes Systems Group, Inc. (Canada)**	27,600	788,786
Fortnox AB (Sweden)**	368,086	2,186,527
Logo Yazilim Sanayi Ve Ticaret AS (Turkey)**	169,885	2,097,027
Magic Software Enterprises, Ltd. (Israel)	241,266	2,050,761
Sapiens International Corp. NV (Israel)	122,730	1,046,887
		10,205,498
Total Information Technology		28,088,725

Real Estate (3.64%)
Real Estate Management & Development (3.64%)
Investors Cloud Co., Ltd. (Japan)	79,865	1,739,834

	Shares	Value
Real Estate Management & Development (continued)
Japan Property Management Center Co., Ltd. (Japan)	83,611	$1,228,961
		2,968,795
Total Real Estate		2,968,795

Telecommunication Services (1.91%)
Wireless Telecommunication Services (1.91%)
Amaysim Australia, Ltd. (Australia)	1,769,600	1,556,217

Total Telecommunication Services		1,556,217

Total Common Stocks
(Cost $54,191,795)		77,621,146

	Shares	Value
Money Market Mutual Funds (4.56%)
Goldman Sachs Financial Square Funds - Government Fund, (7 Day Yield 1.569%)	3,722,485	3,722,485

Total Money Market Mutual Funds
(Cost $3,722,485)		3,722,485
Total Investments (99.65%)
(Cost $57,914,280)		$81,343,631

Other Assets Less Liabilities (0.35%)		283,989

Net Assets (100.00%)		$81,627,620

Country Breakdown as of March 31, 2018 (Unaudited)
Country	Market Value	%
Japan	$14,793,168	18.11%
Australia	10,869,732	13.32%
China	9,779,523	11.99%
United Kingdom	8,465,228	10.37%
Canada	6,927,861	8.48%
Jersey	3,876,432	4.75%
United States	3,722,485	4.56%
Ireland	3,402,415	4.17%
Israel	3,097,648	3.79%
Sweden	2,817,268	3.45%
Italy	2,480,306	3.04%
Denmark	2,430,301	2.98%
Turkey	2,097,027	2.57%
Belgium	2,071,793	2.54%
Luxembourg	1,805,293	2.21%
Brazil	1,400,041	1.72%
South Korea	904,270	1.11%
Germany	402,840	0.49%
Total Investments	81,343,631	99.65%
Other Assets in Excess of Liabilities	283,989	0.35%
Net Assets	$81,627,620	100.00%

Please note the country breakdown is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS (a)

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
AUD	9,795,252	Sale	06/20/2018	$7,646,327	$7,524,761	$121,566
BRL	2,516,363	Sale	06/20/2018	769,788	757,057	12,731
COP	161,934,226	Purchase	06/20/2018	56,482	57,800	1,318
DKK	8,203,319	Sale	06/20/2018	1,375,756	1,362,096	13,660
HKD	6,176,475	Sale	06/20/2018	790,886	789,046	1,840
IDR	6,375,516,999	Purchase	06/20/2018	459,600	460,121	521
KRW	2,362,653,497	Purchase	06/20/2018	2,217,701	2,222,754	5,053
MXN	8,828,825	Purchase	06/20/2018	462,596	479,690	17,094
PEN	79,331	Purchase	06/20/2018	24,296	24,530	234
SGD	1,261,445	Purchase	06/20/2018	961,907	963,856	1,949
THB	21,416,963	Purchase	06/20/2018	685,285	686,730	1,445
TRY	8,378,563	Sale	06/20/2018	2,141,499	2,074,642	66,857
ZAR	12,352,206	Purchase	06/20/2018	1,026,746	1,032,260	5,514
						$249,782

AED	357,901	Purchase	06/20/2018	$97,479	$97,431	$(48)
CAD	2,289,981	Sale	06/20/2018	1,770,370	1,780,105	(9,735)
CHF	2,676,504	Purchase	06/20/2018	2,867,765	2,818,619	(49,146)
CLP	145,469,459	Purchase	06/20/2018	241,319	240,829	(490)
CZK	332,699	Purchase	06/20/2018	16,353	16,186	(167)
EUR	5,866,713	Purchase	06/20/2018	7,336,478	7,261,307	(75,171)
GBP	4,458,398	Sale	06/20/2018	6,226,095	6,275,964	(49,869)
HUF	4,098,635	Purchase	06/20/2018	16,425	16,230	(195)
ILS	2,306,765	Purchase	06/20/2018	670,547	660,815	(9,732)
INR	165,930,468	Purchase	06/20/2018	2,528,266	2,520,207	(8,059)
JPY	385,483,729	Purchase	06/20/2018	3,660,753	3,641,883	(18,870)
NOK	8,088,427	Purchase	06/20/2018	1,041,177	1,034,441	(6,736)
NZD	778,938	Purchase	06/20/2018	565,516	562,795	(2,721)
PHP	8,020,886	Purchase	06/20/2018	153,683	153,116	(567)
PLN	576,007	Purchase	06/20/2018	170,597	168,522	(2,075)
QAR	266,080	Purchase	06/20/2018	73,033	72,945	(88)
RUB	4,603,255	Purchase	06/20/2018	80,262	79,648	(614)
SEK	204,934	Purchase	06/20/2018	25,094	24,690	(404)
TWD	93,387,774	Purchase	06/20/2018	3,227,469	3,221,049	(6,420)
						$(241,107)

(a)	As of March 31, 2018 BNY Mellon is the counterparty for all Forward Foreign Currency Contracts.

WESTCORE FLEXIBLE INCOME FUND AS OF MARCH 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (0.83%)
Energy Equipment & Services (0.83%)
Oil & Gas Equipment & Services (0.83%)
Gulfmark Offshore, Inc.**	16,512	$478,848
Gulfmark Offshore, Inc. - Restricted Shares**(a)(b)	5,750	150,075
		628,923
Total Energy Equipment & Services		628,923

Total Common Stocks
(Cost $1,330,975)		628,923

	Shares	Value
Preferred Stocks (1.71%)
Financial Institutions (1.71%)
Banking (1.71%)
ING Group NV (Netherlands), 6.13%	29,000	742,110
Royal Bank of Scotland Group PLC (United Kingdom), 6.60%	21,800	557,862
		1,299,972
Total Financial Institutions		1,299,972

Total Preferred Stocks
(Cost $1,285,548)		1,299,972

	Principal Amount	Value
Corporate Bonds (88.98%)
Financial Institutions (5.76%)
Banking (0.55%)
Emigrant Capital Trust II - 144A:
12M US L + 2.00%%, 04/14/34(c)(d)	$500,000	$420,000

Finance Companies (2.26%)
Aircastle, Ltd.:
5.00%, 04/01/23	750,000	775,312
5.50%, 02/15/22	250,000	261,875
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.38%, 06/15/25(c)	675,000	679,219
		1,716,406
Real Estate Investment Trusts (REITs) (2.95%)
CBL & Associates LP:
4.60%, 10/15/24	1,000,000	821,042
MPT Operating Partnership LP / MPT Finance Corp.:
5.00%, 10/15/27	1,450,000	1,425,060
		2,246,102
Total Financial Institutions		4,382,508
	Principal Amount	Value
Industrial (82.52%)
Basic Industry (9.41%)
CF Industries, Inc.:
3.45%, 06/01/23	$750,000	$722,812
5.38%, 03/15/44	500,000	455,150
Compass Minerals International, Inc. - 144A:
4.88%, 07/15/24(c)	1,400,000	1,380,750
FMG Resources August 2006 Pty, Ltd. - 144A (Australia):
4.75%, 05/15/22(c)	750,000	743,438
Potlatch Corp.:
7.50%, 11/01/19	1,500,000	1,593,750
Teck Resources, Ltd. - 144A (Canada):
8.50%, 06/01/24(c)	1,000,000	1,113,700
West Fraser Timber Co., Ltd. - 144A (Canada):
4.35%, 10/15/24(c)	1,150,000	1,142,174
		7,151,774
Capital Goods (9.88%)
Ball Corp.:
5.25%, 07/01/25	700,000	723,625
Huntington Ingalls Industries, Inc. - 144A:
5.00%, 11/15/25(c)	1,000,000	1,055,960
James Hardie International Finance DAC - 144A (Ireland):
4.75%, 01/15/25(c)	500,000	492,500
Masco Corp.:
6.50%, 08/15/32	966,000	1,121,000
Moog, Inc. - 144A:
5.25%, 12/01/22(c)	1,250,000	1,284,375
Orbital ATK, Inc.:
5.50%, 10/01/23	500,000	525,000
Oshkosh Corp.:
5.38%, 03/01/25	750,000	776,250
United Rentals North America, Inc.:
4.63%, 07/15/23	1,500,000	1,531,875
		7,510,585
Communications (14.82%)
AMC Networks, Inc.:
4.75%, 12/15/22	975,000	984,750
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A:
5.88%, 04/01/24(c)	1,500,000	1,530,000
DISH DBS Corp.:
5.88%, 07/15/22	1,250,000	1,198,437
Lamar Media Corp.:
5.38%, 01/15/24	1,250,000	1,293,750
Lions Gate Capital Holdings LLC - 144A:
5.88%, 11/01/24(c)	1,000,000	1,042,500

	Principal Amount	Value
Communications (continued)
Nexstar Broadcasting, Inc. - 144A:
5.63%, 08/01/24(c)	$1,000,000	$982,200
Nielsen Co. Luxembourg SARL - 144A (Luxembourg):
5.00%, 02/01/25(c)	750,000	741,563
Sirius XM Radio, Inc. - 144A:
5.38%, 04/15/25(c)	1,000,000	995,000
T-Mobile USA, Inc.:
6.50%, 01/15/24	1,250,000	1,312,500
Virgin Media Secured Finance PLC (United Kingdom):
5.25%, 01/15/21	1,160,000	1,184,650
		11,265,350
Consumer Cyclical (19.61%)
Allison Transmission, Inc. - 144A:
5.00%, 10/01/24(c)	1,375,000	1,366,406
Cinemark USA, Inc.:
4.88%, 06/01/23	750,000	744,225
CoreCivic, Inc.:
4.13%, 04/01/20	750,000	755,625
Dollar Tree, Inc.:
5.75%, 03/01/23	375,000	392,668
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A:
8.00%, 06/01/21(c)	1,250,000	1,250,000
Goodyear Tire & Rubber Co.:
4.88%, 03/15/27	250,000	241,117
8.75%, 08/15/20	1,644,000	1,841,280
Hanesbrands, Inc. - 144A:
4.63%, 05/15/24(c)	750,000	737,812
L Brands, Inc.:
5.25%, 02/01/28	500,000	471,875
6.88%, 11/01/35	450,000	438,750
Meritor, Inc.:
6.25%, 02/15/24	1,250,000	1,304,688
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.:
5.63%, 05/01/24	1,250,000	1,293,750
Royal Caribbean Cruises, Ltd.:
7.50%, 10/15/27	800,000	985,236
Service Corp International:
4.63%, 12/15/27	481,000	465,368
Speedway Motorsports, Inc.:
5.13%, 02/01/23	1,425,000	1,425,998
Tenneco, Inc.:
5.00%, 07/15/26	1,000,000	972,800
Under Armour, Inc.:
3.25%, 06/15/26	250,000	220,698
		14,908,296
	Principal Amount	Value
Consumer Non-Cyclical (10.66%)
DaVita, Inc.:
5.13%, 07/15/24	$900,000	$880,312
Hill-Rom Holdings, Inc. - 144A:
5.00%, 02/15/25(c)	500,000	498,125
Hologic, Inc. - 144A:
4.38%, 10/15/25(c)	1,000,000	967,500
Magellan Health, Inc.:
4.40%, 09/22/24	750,000	747,109
Quintiles IMS, Inc. - 144A:
4.88%, 05/15/23(c)	1,500,000	1,535,625
Teleflex, Inc.:
4.63%, 11/15/27	250,000	241,565
4.88%, 06/01/26	385,000	383,075
5.25%, 06/15/24	524,000	538,410
Tesco PLC - 144A (United Kingdom):
6.15%, 11/15/37(c)	1,074,000	1,139,819
Vista Outdoor, Inc.:
5.88%, 10/01/23	1,250,000	1,171,875
		8,103,415
Energy - Independent (6.32%)
Diamondback Energy, Inc.:
4.75%, 11/01/24	1,500,000	1,488,750
Range Resources Corp.:
4.88%, 05/15/25	2,100,000	1,958,250
RSP Permian, Inc.:
5.25%, 01/15/25	900,000	934,875
6.63%, 10/01/22	400,000	419,000
		4,800,875
Energy - Midstream (5.42%)
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.63%, 05/20/24	1,500,000	1,498,125
Boardwalk Pipelines LP:
3.38%, 02/01/23	1,250,000	1,208,440
MPLX LP:
4.88%, 06/01/25	1,350,000	1,410,946
		4,117,511
Energy - Refining (2.03%)
Tesoro Corp.:
5.38%, 10/01/22	1,500,000	1,539,375

Technology (4.37%)
Amkor Technology, Inc.:
6.63%, 06/01/21	596,000	600,023
Dell, Inc.:
7.10%, 04/15/28	1,000,000	1,105,000
EMC Corp.:
3.38%, 06/01/23	175,000	161,546
Iron Mountain, Inc.:
6.00%, 08/15/23	1,400,000	1,454,054
		3,320,623

	Principal Amount	Value
Transportation (0.00%)(e)
Continental Airlines, Inc.:
Series 1999-1B, Class B, 6.80%, 08/02/18	$3,627	$3,654

Total Industrial		62,721,458

Utility (0.70%)
Electric (0.70%)
Enviva Partners LP / Enviva Partners Finance Corp.:
8.50%, 11/01/21	500,000	530,625

Total Utility		530,625

Total Corporate Bonds
(Cost $67,647,418)		67,634,591

Commercial Mortgage-Backed Securities (3.52%)
InSite Issuer LLC - 144A:
Series 2016-1A, Class C, 6.41%, 11/15/23(c)	250,000	252,579
Tuckahoe Credit Lease Trust - 144A:
9.31%, 10/20/25(a)(c)	1,315,689	1,398,512
VB-S1 Issuer LLC - 144A:
Series 2016-1A, Class F, 6.90%, 06/15/21(c)	1,000,000	1,022,868

Total Commercial Mortgage-Backed Securities
(Cost $2,476,149)		2,673,959

Residential Mortgage-Backed Securities (0.81%)
Citigroup Mortgage Loan Trust, Inc.:
Series 2003-UST1, Class A1, 5.50%, 12/25/18	283,934	284,672
Countrywide Asset-Backed Certificates - 144A:
Series 2005-SD2, Class M3, 5.50%, 08/25/35(c)(f)	321,915	331,407

Total Residential Mortgage-Backed Securities
(Cost $605,560)		616,079

	Shares	Value
Money Market Mutual Funds (2.10%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 1.569%)	1,595,307	1,595,307
Total Money Market Mutual Funds
(Cost $1,595,307)		1,595,307

	Shares	Value
Short Term Investments (0.00%)(e)
Bank of New York Cash Reserve, (7 Day Yield 0.050%)	77	$77

Total Short Term Investments
(Cost $77)		77
Total Investments (97.95%)
(Cost $74,941,034)		$74,448,908

Other Assets Less Liabilities (2.05%)		1,558,132

Net Assets (100.00%)		$76,007,040

(a)	The level 3 assets were valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	This security is restricted. See the table on the following page for additional information regarding each security.
(c)	This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. A description of the reference rate and the rate in effect as of March 31, 2018 is provided on the next page. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Less than 0.005%.
(f)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2018.
**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Libor Rates:

12M US L - 12 Month LIBOR as of March 31, 2018 was 2.66%

Restricted Securities
Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as Percentage of Net Assets
Allison Transmission, Inc. - 144A	5.000%	10/01/2024	9/14/2016 - 05/1/2017	$1,393,992	$1,366,406	1.80%^
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A	5.875%	04/01/2024	6/10/2016 - 8/5/2016	1,568,191	1,530,000	2.01%^
Compass Minerals International, Inc. - 144A	4.875%	07/15/2024	10/23/2014 - 3/18/2015	1,389,486	1,380,750	1.82%^
Countrywide Asset-Backed Certificates - 144A	5.500%	08/25/2035	9/23/2016	321,340	331,407	0.44%
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A	8.000%	06/01/2021	3/10/2016 - 7/12/2017	1,195,779	1,250,000	1.64%^
Emigrant Capital Trust II - 144A	12M US L + 2.00%%	04/14/2034	8/11/2004	498,365	420,000	0.55%
FMG Resources August 2006 Pty, Ltd. - 144A	4.750%	05/15/2022	6/15/2017	751,497	743,438	0.98%^
Hanesbrands, Inc. - 144A	4.625%	05/15/2024	5/3/2016	750,000	737,812	0.97%^
Hill-Rom Holdings, Inc. - 144A	5.000%	02/15/2025	2/9/2017	500,000	498,125	0.66%^
Hologic, Inc. - 144A	4.375%	10/15/2025	10/4/2017 - 10/16/2017	1,006,865	967,500	1.27%^
Huntington Ingalls Industries, Inc. - 144A	5.000%	11/15/2025	11/2/2015 - 10/7/2016	1,026,372	1,055,960	1.39%^
InSite Issuer LLC - 144A	6.414%	11/15/2023	10/25/2016 - 10/28/2016	250,645	252,579	0.33%
James Hardie International Finance DAC - 144A	4.750%	01/15/2025	10/6/2015 - 3/3/2017	505,782	492,500	0.65%^
Lions Gate Capital Holdings LLC - 144A	5.875%	11/01/2024	10/13/2016	1,002,666	1,042,500	1.37%^
Moog, Inc. - 144A	5.250%	12/01/2022	3/20/2017 - 11/9/2017	1,286,134	1,284,375	1.69%^
Nexstar Broadcasting, Inc. - 144A	5.625%	08/01/2024	7/13/2016 - 7/14/2016	1,007,987	982,200	1.29%^
Nielsen Co. Luxembourg SARL - 144A	5.000%	02/01/2025	6/7/2017 - 11/15/2017	768,198	741,563	0.98%^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.375%	06/15/2025	11/5/2014 - 5/24/2017	675,000	679,219	0.89%^
Quintiles IMS, Inc. - 144A	4.875%	05/15/2023	10/20/2016 - 2/08/2017	1,528,292	1,535,625	2.02%^
Sirius XM Radio, Inc. - 144A	5.375%	04/15/2025	9/15/2016 - 11/29/2016	1,049,903	995,000	1.31%^
Teck Resources, Ltd. - 144A	8.500%	06/01/2024	12/11/2009 - 5/25/2017	1,142,940	1,113,700	1.46%^
Tesco PLC - 144A	6.150%	11/15/2037	10/7/2014 - 6/27/2017	1,110,809	1,139,819	1.50%^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	12/11/2009	1,207,217	1,398,512	1.84%
VB-S1 Issuer LLC - 144A	6.901%	06/15/2021	6/8/2016 - 12/2/2016	1,018,287	1,022,868	1.35%
West Fraser Timber Co., Ltd. - 144A	4.350%	10/15/2024	6/14/2016 - 12/2/2016	1,091,802	1,142,174	1.50%
				$24,047,549	$24,104,032	31.71%
Restricted Securities - Non 144A

Gulfmark Offshore, Inc. - Restricted Shares			11/15/2017	$119,772	$150,075	0.20%

Total Restricted Securities				$24,167,321	$24,254,107	31.91%

^	144A securities with a liquid trading market as determined by the Advisor under the supervision of the Board of Trustees. Such securities represent 25.70% of the Fund's net assets as of March 31, 2018.

WESTCORE PLUS BOND FUND AS OF MARCH 31, 2018 (Unaudited)

	Shares	Value
Preferred Stocks (0.70%)
Financial Institutions (0.70%)
Banking (0.70%)
First Tennessee Bank NA - 144A, 3.75%(a)(b)	1,500	$1,170,000
ING Group NV (Netherlands), 6.13%	161,818	4,140,922
Royal Bank of Scotland Group PLC (United Kingdom), 6.60%	146,000	3,736,140
		9,047,062
Total Financial Institutions		9,047,062

Total Preferred Stocks
(Cost $9,289,428)		9,047,062

	Principal Amount	Value
Corporate Bonds (39.75%)
Financial Institutions (16.06%)
Banking (8.58%)
Bank of America Corp. - 144A:
3M US L + 0.79%%, 12/20/23(a)(b)	$6,425,000	$6,304,014
BB&T Corp.:
2.85%, 10/26/24	6,150,000	5,903,794
6.85%, 04/30/19	2,100,000	2,189,029
Capital One NA:
2.35%, 01/31/20	12,875,000	12,669,260
Citigroup, Inc.:
2.75%, 04/25/22	9,625,000	9,381,999
Emigrant Capital Trust II - 144A:
12M US L + 2.00%%, 04/14/34(a)(b)	850,000	714,000
First Tennessee Bank NA:
2.95%, 12/01/19	10,975,000	10,953,341
JPMorgan Chase & Co.:
4.40%, 07/22/20	13,300,000	13,709,293
Key Bank NA:
2.35%, 03/08/19	12,850,000	12,807,621
MUFG Americas Holdings Corp.:
2.25%, 02/10/20	9,200,000	9,060,310
PNC Bank NA:
2.70%, 11/01/22	6,675,000	6,464,347
RBC USA Holdco Corp.:
5.25%, 09/15/20	1,900,000	2,002,628
UBS AG/Stamford CT:
Series GMTN, 2.35%, 03/26/20	12,075,000	11,907,742
	Principal Amount	Value
Banking (continued)
Wells Fargo & Co.:
3.00%, 10/23/26	$6,550,000	$6,136,628
		110,204,006
Broker/Asset Managers/Exchanges (1.57%)
CBOE Holdings, Inc.:
3.65%, 01/12/27	11,900,000	11,612,796
FMR LLC - 144A:
7.49%, 06/15/19(a)	8,100,000	8,541,028
		20,153,824
Finance Companies (2.23%)
Aircastle, Ltd.:
5.00%, 04/01/23	5,725,000	5,918,219
5.50%, 02/15/22	3,375,000	3,535,312
General Electric Co.:
Series D, 3M US L + 3.33%%, Perpetual Maturity(b)	14,596,000	14,468,285
International Lease Finance Corp.:
5.88%, 08/15/22	1,750,000	1,881,913
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.38%, 06/15/25(a)	2,825,000	2,842,656
		28,646,385
Insurance (1.03%)
Massachusetts Mutual Life Insurance Co. - 144A:
8.88%, 06/01/39(a)	1,414,000	2,223,192
Northwestern Mutual Life Insurance Co. - 144A:
6.06%, 03/30/40(a)	6,025,000	7,635,592
PartnerRe Finance B LLC:
5.50%, 06/01/20	3,200,000	3,359,345
		13,218,129
Real Estate Investment Trust (REITs) (2.65%)
MPT Operating Partnership LP / MPT Finance Corp.:
5.00%, 10/15/27	6,175,000	6,068,790
Ventas Realty LP / Ventas Capital Corp.:
4.75%, 06/01/21	10,500,000	10,930,819
Washington Real Estate Investment Trust:
3.95%, 10/15/22	2,025,000	2,059,869
4.95%, 10/01/20	13,825,000	14,292,707
Weingarten Realty Investors:
6.64%, 07/15/26	545,000	622,991
		33,975,176
Total Financial Institutions		206,197,520

	Principal Amount	Value
Industrial (20.50%)
Basic Industry (2.38%)
CF Industries, Inc. - 144A:
4.50%, 12/01/26(a)	$4,325,000	$4,393,773
Potlatch Corp.:
7.50%, 11/01/19	9,571,000	10,169,187
Teck Resources, Ltd. - 144A (Canada):
8.50%, 06/01/24(a)	4,874,000	5,428,174
West Fraser Timber Co., Ltd. - 144A (Canada):
4.35%, 10/15/24(a)	10,675,000	10,602,354
		30,593,488
Capital Goods (2.67%)
Airbus Group Finance BV - 144A (Netherlands):
2.70%, 04/17/23(a)	1,950,000	1,907,392
CNH Industrial NV (United Kingdom):
4.50%, 08/15/23	3,275,000	3,341,253
General Dynamics Corp.:
2.63%, 11/15/27	3,025,000	2,829,329
Hexcel Corp.:
4.70%, 08/15/25	3,781,000	3,946,457
Huntington Ingalls Industries, Inc. - 144A:
5.00%, 11/15/25(a)	8,550,000	9,028,458
Orbital ATK, Inc.:
5.50%, 10/01/23	5,900,000	6,195,000
United Rentals North America, Inc.:
4.63%, 07/15/23	6,850,000	6,995,562
		34,243,451
Communications (3.24%)
America Movil SAB de CV (Mexico):
5.00%, 10/16/19	6,975,000	7,182,705
American Tower Corp.:
5.90%, 11/01/21	3,575,000	3,874,325
AT&T, Inc.:
4.55%, 03/09/49	3,577,000	3,348,561
4.75%, 05/15/46	5,800,000	5,645,175
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A:
5.88%, 04/01/24(a)	6,000,000	6,120,000
Lions Gate Capital Holdings LLC - 144A:
5.88%, 11/01/24(a)	4,700,000	4,899,750
Nexstar Broadcasting, Inc. - 144A:
5.63%, 08/01/24(a)	6,750,000	6,629,850
	Principal Amount	Value
Communications (continued)
Verizon Communications, Inc.:
5.15%, 09/15/23	$3,625,000	$3,914,200
		41,614,566
Consumer Cyclical (3.69%)
Alimen Couche-Tard, Inc. - 144A (Canada):
3.55%, 07/26/27(a)	12,325,000	11,852,941
Dollar Tree, Inc.:
5.75%, 03/01/23	3,893,000	4,076,419
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A:
8.00%, 06/01/21(a)	7,720,000	7,720,000
General Motors Financial Co., Inc.:
3.95%, 04/13/24	4,425,000	4,391,464
4.25%, 05/15/23	3,200,000	3,260,736
L Brands, Inc.:
5.25%, 02/01/28	4,150,000	3,916,563
O'Reilly Automotive, Inc.:
4.88%, 01/14/21	7,276,000	7,590,623
Royal Caribbean Cruises, Ltd.:
5.25%, 11/15/22	4,200,000	4,532,817
		47,341,563
Consumer Non-Cyclical (3.22%)
Anheuser-Busch InBev Finance, Inc.:
4.90%, 02/01/46	5,700,000	6,160,753
Fomento Economico Mexicano SAB de CV (Mexico):
2.88%, 05/10/23	6,700,000	6,533,633
Grupo Bimbo SAB de CV - 144A (Mexico):
4.70%, 11/10/47(a)	3,125,000	3,024,875
Mead Johnson Nutrition Co.:
4.13%, 11/15/25	8,625,000	8,855,218
Tesco PLC - 144A (United Kingdom):
6.15%, 11/15/37(a)	11,425,000	12,125,170
Vista Outdoor, Inc.:
5.88%, 10/01/23	4,985,000	4,673,437
		41,373,086
Energy - Independent (1.74%)
Anadarko Finance Co.:
Series B, 7.50%, 05/01/31	6,085,000	7,785,233
Apache Corp.:
3.25%, 04/15/22	1,450,000	1,435,500
Burlington Resources, Inc.:
6.88%, 02/15/26	1,000,000	1,211,704
Diamondback Energy, Inc.:
4.75%, 11/01/24	6,000,000	5,955,000

	Principal Amount	Value
Energy - Independent (continued)
Range Resources Corp.:
4.88%, 05/15/25	$6,400,000	$5,968,000
		22,355,437
Energy - Midstream (1.97%)
Boardwalk Pipelines LP:
3.38%, 02/01/23	12,600,000	12,181,074
MPLX LP:
4.88%, 06/01/25	6,700,000	7,002,474
Tennessee Gas Pipeline Co. LLC:
8.38%, 06/15/32	4,775,000	6,079,254
		25,262,802
Technology (0.89%)
EMC Corp.:
3.38%, 06/01/23	5,481,000	5,059,622
Iron Mountain Inc.:
6.00%, 08/15/23	6,123,000	6,359,409
		11,419,031
Transportation (0.70%)
American Airlines 2013-2 Class A Pass Through Trust:
4.95%, 01/15/23	7,240,577	7,540,337
CSX Transportation, Inc.:
9.75%, 06/15/20	1,250,000	1,428,068
		8,968,405
Total Industrial		263,171,829

Utility (3.19%)
Electric (3.19%)
Duke Energy Carolinas LLC:
3.90%, 06/15/21	4,275,000	4,397,923
Series C, 7.00%, 11/15/18	4,285,000	4,392,611
Nevada Power Co.:
Series R, 6.75%, 07/01/37	2,850,000	3,907,102
Oncor Electric Delivery Co. LLC:
4.10%, 06/01/22	4,730,000	4,898,425
7.00%, 09/01/22	5,800,000	6,699,566
PSEG Power LLC:
5.13%, 04/15/20	11,875,000	12,339,067
San Diego Gas & Electric Co.:
6.00%, 06/01/26	3,550,000	4,115,650
Tenaska Alabama II Partners LP - 144A:
6.13%, 03/30/23(a)	127,021	135,092
	Principal Amount	Value
Electric (continued)
Tenaska Virginia Partners LP - 144A:
6.12%, 03/30/24(a)	$126,357	$134,496
		41,019,932
Total Utility		41,019,932

Total Corporate Bonds
(Cost $507,644,646)		510,389,281

	Principal Amount	Value
Municipal Bonds (7.42%)
California (2.34%)
City of San Francisco CA Public Utilities Commission Water Revenue:
6.00%, 11/01/40(c)	$11,750,000	$14,746,015
San Diego County Regional Airport Authority:
6.63%, 07/01/40(c)	8,430,000	9,138,120
University of California:
6.27%, 05/15/31(c)	5,875,000	6,117,461

Total California		30,001,596

District Of Columbia (0.99%)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue:
7.46%, 10/01/46(c)	8,600,000	12,741,158

Total District Of Columbia		12,741,158

Louisiana (0.35%)
East Baton Rouge Sewerage Commission:
6.09%, 02/01/45(c)	4,200,000	4,418,820

Total Louisiana		4,418,820

Texas (2.14%)
Dallas Independent School District:
6.45%, 02/15/35(c)	8,700,000	9,539,115
North Texas Tollway Authority:
8.41%, 02/01/30	4,350,000	5,572,307
8.91%, 02/01/30(c)	8,350,000	9,202,952
University of Texas System:
6.28%, 08/15/41(c)	3,026,000	3,185,380

Total Texas		27,499,754

	Principal Amount	Value
Washington (1.60%)
State of Washington:
Series AD VALOREM PROPERTY TAX, 5.48%, 08/01/39(c)	$8,400,000	$10,309,404
Washington State Convention Center Public Facilities District:
Series HOTEL OCCUPANCY TAX, 6.79%, 07/01/40(c)	8,125,000	10,270,650

Total Washington		20,580,054

Total Municipal Bonds
(Cost $95,704,086)		95,241,382

Asset Backed Securities (4.19%)
American Express Credit Account Master Trust:
Series 2017-1, Class A, 1.93%, 02/18/20	15,550,000	15,345,539
Drive Auto Receivables Trust - 144A:
Series 2018-1, Class B, 2.88%, 10/15/19	9,500,000	9,487,146
Series 2017-AA, Class B, 2.51%, 01/15/21(a)	3,600,000	3,598,219
Series 2016-BA, Class B, 2.56%, 04/15/18(a)	418,931	418,972
NextGear Floorplan Master Owner Trust - 144A:
Series 2015-2A, Class A, 2.38%, 10/15/18(a)	7,905,000	7,897,635
Santander Drive Auto Receivables Trust:
Series 2016-2, Class B, 2.08%, 02/16/21	5,000,000	4,988,607
Sierra Receivables Funding Co. LLC - 144A:
Series 2017-1A, Class A, 2.91%, 07/20/24(a)	2,234,024	2,213,025
Toyota Auto Receivables Owner Trust:
Series 2017-A, Class A3, 1.73%, 02/16/21	5,475,000	5,418,948
Series 2018-A, Class A2A, 2.10%, 10/15/20	4,400,000	4,382,781

Total Asset Backed Securities
(Cost $54,077,234)		53,750,872
	Principal Amount	Value
Collateralized Loan Obligations (1.44%)
Madison Park Funding XIV, Ltd. - 144A:
Series 2017-14A, Class A1R, 3M US L + 1.12%%, 07/20/26(a)(b)	$6,000,000	$6,001,728
Seneca Park CLO, Ltd. - 144A:
Series 2017-1A, Class AR, 3M US L + 1.12%%, 07/17/26(a)(b)	12,500,000	12,522,500

Total Collateralized Loan Obligations
(Cost $18,509,677)		18,524,228

Commercial Mortgage-Backed Securities (4.12%)
Crown Castle Towers LLC - 144A:
4.88%, 08/15/20(a)	5,900,000	6,110,505
Freddie Mac Multifamily Structured Pass Through Certificates:
Series 2017-K067, Class A2, 3.19%, 07/25/27	11,500,000	11,507,636
Series 2017-Q004, Class A2H, 2.68%, 01/25/21(b)	11,190,358	11,226,042
GTP Acquisition Partners I LLC - 144A:
3.48%, 06/16/25(a)	10,800,000	10,456,776
InSite Issuer LLC - 144A:
Series 2016-1A, Class C, 6.41%, 11/15/23(a)	2,250,000	2,273,210
Tuckahoe Credit Lease Trust - 144A:
9.31%, 10/20/25(a)(d)	3,362,316	3,573,974
VB-S1 Issuer LLC - 144A:
Series 2016-1A, Class F, 6.90%, 06/15/21(a)	7,500,000	7,671,509

Total Commercial Mortgage-Backed Securities
(Cost $52,781,831)		52,819,652

Mortgage-Backed Securities Passthrough (23.75%)
Fannie Mae Pool:
Pool #889108, 6.00%, 02/01/38	783,282	881,459
Pool #888405, 5.00%, 12/01/36	206,881	223,427
Pool #889579, 6.00%, 05/01/38	1,199,998	1,346,627
Pool #910881, 5.00%, 02/01/37	293,212	301,673
Pool #907772, 6.00%, 12/01/36	132,884	136,326

	Principal Amount	Value
Mortgage-Backed Securities Passthrough (continued)
Fannie Mae Pool (continued)
Pool #BH2597, Series 2017, 4.00%, 08/01/47	$12,146,142	$12,488,224
Pool #845471, 5.00%, 05/01/36	91,181	92,934
Pool #BM1909, Series 2017, 4.00%, 02/01/45	23,372,429	24,163,367
Pool #888016, 5.50%, 05/01/36	1,332,945	1,456,432
Pool #CA0241, Series 2017, 4.00%, 08/01/47	12,172,219	12,515,672
Pool #995373, Series 2009, 4.50%, 02/01/39	6,463,578	6,831,145
Pool #MA2145, Series 2014, 4.00%, 01/01/45	11,872,616	12,216,831
Pool #MA2005, Series 2014, 4.50%, 08/01/44	958,617	1,010,409
Pool #MA2354, Series 2015, 3.50%, 08/01/35	11,696,955	11,910,882
Pool #AE0395, 4.50%, 10/01/40	4,933,429	5,218,801
Pool #AD4268, 4.50%, 03/01/25	1,799,829	1,877,193
Pool #AB4853, 3.00%, 04/01/32	11,052,081	11,012,715
Pool #995838, 5.50%, 05/01/39	968,922	1,059,156
Pool #AC8938, 4.50%, 01/01/25	2,957,127	3,084,548
Pool #MA1917, Series 2014, 4.50%, 06/01/44	701,360	739,320
Pool #MA1700, Series 2013, 4.50%, 12/01/43	3,311,584	3,493,427
Pool #745275, 5.00%, 02/01/36	1,068,095	1,153,444
Pool #AL9242, Series 2016, 3.00%, 08/01/43	10,621,376	10,452,136
Pool #AL7911, Series 2015, 3.50%, 12/01/45	9,077,154	9,118,468
Pool #AS5823, Series 2015, 3.50%, 09/01/45	14,327,378	14,379,715
Pool #AS7367, Series 2016, 3.00%, 06/01/41	3,677,917	3,618,335
Pool #AS6548, Series 2016, 2.50%, 01/01/31	9,064,147	8,884,261
Pool #256526, 6.00%, 12/01/36	452,828	474,428
Pool #190377, 5.00%, 11/01/36	1,019,007	1,100,296
Pool #AL0933, Series 2011, 5.00%, 10/01/41	1,246,634	1,348,575
Pool #AL5315, Series 2014, 4.00%, 06/01/42	2,522,566	2,607,697
Pool #AL3287, Series 2013, 4.50%, 09/01/41	3,623,889	3,832,807
	Principal Amount	Value
Mortgage-Backed Securities Passthrough (continued)
Fannie Mae Pool (continued)
Pool #AS7732, Series 2016, 3.00%, 08/01/41	$10,881,642	$10,706,959
Pool #AY3374, Series 2015, 3.50%, 04/01/45	13,707,141	13,769,908
Pool #AX2530, Series 2014, 4.00%, 11/01/44	7,210,690	7,430,346
Pool #725705, 5.00%, 08/01/34	200,282	216,294
Pool #735897, 5.50%, 10/01/35	802,758	876,866
Pool #735288, 5.00%, 03/01/35	1,073,884	1,159,661
Pool #AS8327, Series 2016, 4.00%, 11/01/46	4,325,458	4,442,348
Pool #AS7887, Series 2016, 3.00%, 09/01/41	11,527,060	11,342,491
Pool #AS8461, Series 2016, 3.50%, 12/01/46	11,302,614	11,335,195
Pool #AU1628, Series 2013, 3.00%, 07/01/43	3,171,356	3,120,766
Pool #AS9663, Series 2017, 4.00%, 05/01/47	12,073,033	12,398,084
Freddie Mac Gold Pool:
Gold Pool #A91161, 4.50%, 02/01/40	2,152,353	2,277,299
Gold Pool #A92533, 4.50%, 06/01/40	2,157,881	2,283,351
Gold Pool #G08079, 5.00%, 09/01/35	1,026,269	1,107,561
Gold Pool #G08607, Series 2014, 4.50%, 09/01/44	2,058,408	2,169,730
Gold Pool #A93505, 4.50%, 08/01/40	3,109,582	3,290,516
Gold Pool #G67700, Series 2016, 3.50%, 08/01/46	8,413,652	8,481,970
Gold Pool #Q51888, Series 2017, 4.00%, 11/01/47	13,087,994	13,453,750
Gold Pool #A97047, 4.50%, 02/01/41	2,715,737	2,873,750
Gold Pool #A97620, 4.50%, 03/01/41	4,837,838	5,119,488
Gold Pool #G08061, 5.50%, 06/01/35	99,680	109,217
Gold Pool #G01960, 5.00%, 12/01/35	338,300	365,651
Gold Pool #G02064, 5.00%, 02/01/36	545,233	588,328
Gold Pool #A41748, 5.00%, 01/01/36	379,776	409,893
Gold Pool #A42128, 5.50%, 01/01/36	401,607	438,581
Gold Pool #G02252, 5.50%, 07/01/36	964,345	1,058,906

	Principal Amount	Value
Mortgage-Backed Securities Passthrough (continued)
Freddie Mac Gold Pool (continued)
Gold Pool #G05200, 5.00%, 05/01/36	$1,779,816	$1,919,034
Gold Pool #G07961, Series 2015, 3.50%, 03/01/45	9,666,157	9,716,748
Gold Pool #G02386, 6.00%, 11/01/36	657,401	737,170
Gold Pool #G03189, 6.50%, 09/01/37	1,316,073	1,503,946
Freddie Mac Non Gold Pool:
Pool #781958, 2.87%, 09/01/34(b)	92,709	97,774
Ginnie Mae I Pool:
Pool #550656, 5.00%, 09/15/35	177,175	188,934
Ginnie Mae II Pool:
Pool #G24496, 5.00%, 07/20/39	829,854	894,149

Total Mortgage-Backed Securities Passthrough
(Cost $310,476,628)		304,915,394

Residential Mortgage-Backed Securities (3.36%)
American Home Mortgage Investment Trust:
Series 2004-4, Class 6A1, 6.00%, 02/25/45(e)	3,174,780	3,221,422
Banc of America Funding Trust:
Series 2005-4, Class 1A4, 5.50%, 08/25/35	99,008	99,259
Class 2A4, 5.50%, 08/25/35	194,738	194,564
Bear Stearns Co Asset Backed Securities Trust:
Series 2003-AC4, Class A, 5.50%, 09/25/33(e)	4,721,702	4,754,800
CHL Mortgage Pass-Through Trust:
Series 2004-HYB2, Class 5A, 3.70%, 07/20/34(b)	1,861,049	1,871,941
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.03%, 07/25/35(b)	264,451	269,834
Deephaven Residential Mortgage Trust - 144A:
Series 2017-3A, Class A3, 2.81%, 10/25/47(a)(b)	2,603,640	2,584,754
Series 2018-1A, Class A3, 3.20%, 02/25/22(a)(b)	3,464,938	3,473,541
GSR Mortgage Loan Trust:
Series 2005-3F, Class 2A3, 6.00%, 03/25/35	1,132,080	1,117,503
	Principal Amount	Value
Residential Mortgage-Backed Securities (continued)
MASTR Alternative Loan Trust:
Series 2005-3, Class 3A1, 6.50%, 04/25/35	$3,478,697	$3,665,008
PHHMC Trust:
Series 2007-2, Class A2, 5.52%, 05/18/37(b)	1,137,232	1,154,894
Renaissance Home Equity Loan Trust:
Series 2005-2, Class AF6, 4.78%, 08/25/35(e)	1,892,971	1,948,837
Sequoia Mortgage Trust - 144A:
Series 2017-CH2, Class A10, 4.00%, 12/25/47(a)(b)	5,615,377	5,707,060
Verus Securitization Trust - 144A:
Series 2017-SG1A, Class A1, 2.69%, 11/25/47(a)(e)	13,161,590	13,098,717

Total Residential Mortgage-Backed Securities
(Cost $43,386,314)		43,162,134

U.S. Treasury Bonds & Notes (13.80%)
United States Treasury Note/Bond
2.50%, 02/15/45	36,875,000	$33,605,648
2.88%, 05/15/43	25,250,000	24,844,630
2.25%, 11/15/25	31,300,000	30,282,710
2.38%, 05/15/27	10,500,000	10,181,562
2.75%, 11/15/23	12,450,000	12,535,723
4.38%, 11/15/39	11,000,000	13,601,350
5.38%, 02/15/31	10,350,000	13,244,911
4.75%, 02/15/41	17,005,000	22,171,481
3.00%, 05/15/42	9,775,000	9,866,029
3.13%, 11/15/41	6,650,000	6,858,966
		177,193,010

Total U.S. Treasury Bonds & Notes
(Cost $172,949,385)		177,193,010

	Shares/Principal	Value
Money Market Mutual Funds (0.83%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 1.569%)	10,597,776	10,597,776
Total Money Market Mutual Funds
(Cost $10,597,776)		10,597,776

	Shares/Principal	Value
Short Term Investments (0.00%)(f)
Bank of New York Cash Reserve, (7 Day Yield 0.050%)	2	$2

Total Short Term Investments
(Cost $2)		2
Total Investments (99.36%)
(Cost $1,275,417,007)		$1,275,640,793

Other Assets Less Liabilities (0.64%)		8,175,063

Net Assets (100.00%)		$1,283,815,856

See Notes to Quarterly Statements of Investments.

(a)	This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. A description of the reference rate and the rate in effect as of March 31, 2018 is provided below. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(d)	The level 3 assets were valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(e)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2018.
(f)	Less than 0.005%.

Libor Rates:

3M US L - 3 Month LIBOR as of March 31, 2018 was 2.31%

12M US L - 12 Month LIBOR as of March 31, 2018 was 2.66%

Restricted Securities
Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as Percentage of Net Assets
Airbus Group Finance BV - 144A	2.700%	04/17/2023	08/16/2016-06/16/2017	$1,981,731	$1,907,392	0.15%^
Alimen Couche-Tard, Inc. - 144A	3.550%	07/26/2027	07/19/2017-08/23/2017	12,353,772	11,852,941	0.92%^
Bank of America Corp. - 144A	3M US L + 0.79%%	12/20/2023	12/22/2017	6,426,419	6,304,014	0.49%^
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A	5.875%	04/01/2024	10/18/2017	6,380,586	6,120,000	0.48%^
CF Industries, Inc. - 144A	4.500%	12/01/2026	11/10/2016	4,301,341	4,393,773	0.34%^
Crown Castle Towers LLC - 144A	4.883%	08/15/2020	01/08/2010	5,900,000	6,110,505	0.48%^
Deephaven Residential Mortgage Trust - 144A	3.202%	02/25/2022	01/26/2018	3,464,923	3,473,541	0.27%
Deephaven Residential Mortgage Trust - 144A	2.813%	10/25/2047	11/01/2017	2,603,601	2,584,754	0.20%
Drive Auto Receivables Trust - 144A	2.510%	01/15/2021	01/24/2017	3,599,896	3,598,219	0.28%^
Drive Auto Receivables Trust - 144A	2.560%	04/15/2018	5/18/2016	418,923	418,972	0.03%^
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A	8.000%	06/01/2021	04/20/2016-05/26/2016	7,259,387	7,720,000	0.60%^
Emigrant Capital Trust II - 144A	12M US L + 2.00%%	04/14/2034	08/11/2004	847,220	714,000	0.05%
First Tennessee Bank NA - 144A	3.750%		03/16/2005	1,500,000	1,170,000	0.09%
FMR LLC - 144A	7.490%	06/15/2019	03/06/2007	8,400,551	8,541,028	0.67%^
Grupo Bimbo SAB de CV - 144A	4.700%	11/10/2047	11/07/2017	3,118,042	3,024,875	0.24%^
GTP Acquisition Partners I LLC - 144A	3.482%	06/16/2025	05/20/2015-05/27/2015	10,819,224	10,456,776	0.81%^
Huntington Ingalls Industries, Inc. - 144A	5.000%	11/15/2025	08/24/2017-09/22/2017	9,225,206	9,028,458	0.70%^
InSite Issuer LLC - 144A	6.414%	11/15/2023	10/25/2016-10/28/2016	2,255,809	2,273,210	0.18%
Lions Gate Capital Holdings LLC - 144A	5.875%	11/01/2024	10/13/2016-11/03/2016	4,711,240	4,899,750	0.38%^
Madison Park Funding XIV, Ltd. - 144A	3M US L + 1.12%%	07/20/2026	04/13/2017	6,000,000	6,001,728	0.47%^
Massachusetts Mutual Life Insurance Co. - 144A	8.875%	06/01/2039	03/23/2015	2,274,287	2,223,192	0.17%^
Nexstar Broadcasting, Inc. - 144A	5.625%	08/01/2024	07/13/2016-07/14/2016	6,803,850	6,629,850	0.52%^
NextGear Floorplan Master Owner Trust - 144A	2.380%	10/15/2018	10/23/2015	7,904,629	7,897,635	0.62%^
Northwestern Mutual Life Insurance Co. - 144A	6.063%	03/30/2040	07/16/2015-08/10/2015	7,137,743	7,635,592	0.60%^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.375%	06/15/2025	11/04/2014-05/24/2017	2,825,000	2,842,656	0.22%^
Seneca Park CLO, Ltd. - 144A	3M US L + 1.12%%	07/17/2026	05/02/2017	12,509,677	12,522,500	0.97%^
Sequoia Mortgage Trust - 144A	4.000%	12/25/2047	11/07/2017	5,741,452	5,707,060	0.44%^
Sierra Receivables Funding Co. LLC - 144A	2.910%	07/20/2024	03/13/2017	2,233,880	2,213,025	0.17%^
Teck Resources, Ltd. - 144A	8.500%	06/01/2024	10/17/2017-10/18/2017	5,572,779	5,428,174	0.42%^
Tenaska Alabama II Partners LP - 144A	6.125%	03/30/2023	10/09/2003-09/04/2009	127,613	135,092	0.01%^
Tenaska Virginia Partners LP - 144A	6.119%	03/30/2024	04/29/2004-06/26/2014	126,322	134,496	0.01%^
Tesco PLC - 144A	6.150%	11/15/2037	10/07/2014-10/16/2014	12,107,406	12,125,170	0.94%^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	12/11/2009	3,085,110	3,573,974	0.28%
VB-S1 Issuer LLC - 144A	6.901%	06/15/2021	06/08/2016-10/26/2016	7,560,326	7,671,509	0.60%
Verus Securitization Trust - 144A	2.690%	11/25/2047	11/14/2017	13,160,909	13,098,717	1.02%^
West Fraser Timber Co., Ltd. - 144A	4.350%	10/15/2024	10/07/2014	10,675,000	10,602,354	0.83%
				$201,413,854	$201,034,932	15.65%

^	144A securities with a liquid trading market as determined by the Advisor under the supervision of the Board of Trustees. Such securities represent 13.15% of the Fund's net assets as of March 31, 2018.

WESTCORE MUNICIPAL OPPORTUNITIES FUND AS OF MARCH 31, 2018 (Unaudited)

	Principal Amount	Value
Corporate Bonds (7.16%)
Financial Institutions (3.08%)
Banking (3.08%)
Capital One NA:
2.35%, 01/31/20	$500,000	$492,010
PNC Financial Services Group, Inc.:
5.13%, 02/08/20	400,000	415,103
		907,113
Total Financial Institutions		907,113

Industrial (2.84%)
Chemicals (1.44%)
The Dow Chemical Co.:
8.55%, 05/15/19	400,000	424,655

Wireless (1.40%)
America Movil SAB de CV (Mexico):
5.00%, 10/16/19	400,000	411,911

Total Industrial		836,566

Utility (1.24%)
Electric (1.24%)
PSEG Power LLC:
5.13%, 04/15/20	350,000	363,678

Total Utility		363,678

Total Corporate Bonds
(Cost $2,108,080)		2,107,357

	Principal Amount	Value
Municipal Bonds (87.69%)
General Obligation Ltd (7.20%)
Development (4.74%)
Broomley Park Metropolitan District No. 2:
5.00%, 12/01/30 BAM(a)(b)	$270,000	$313,313
5.00%, 12/01/31 BAM(a)(b)	285,000	329,603
Serenity Ridge Metropolitan District No. 2:
5.13%, 12/01/37(b)	740,000	752,632
		1,395,548
General Obligation (2.46%)
Hammond Sanitary District:
5.00%, 01/15/28 BAM(a)(b)	345,000	396,912
5.00%, 07/15/28 BAM(a)(b)	285,000	327,140
		724,052
Total General Obligation Ltd		2,119,600
	Principal Amount	Value
General Obligation Unltd (9.76%)
General Obligation (8.31%)
Commonwealth of Puerto Rico (Puerto Rico):
5.25%, 07/01/24 AGM(a)(b)	$485,000	$506,248
5.38%, 07/01/25 AGM(a)(b)	365,000	385,225
Grand River Hospital District:
5.25%, 12/01/34 AGM(a)(b)	825,000	966,132
State of California:
5.00%, 10/01/29(b)	500,000	586,115
		2,443,720
School District (1.45%)
Hudson City School District OH:
4.00%, 12/01/31(b)	400,000	428,152

Total General Obligation Unltd		2,871,872

Government Related (12.30%)
Local Authority (12.30%)
Arapahoe County Water & Wastewater Authority:
6.68%, 12/01/39(b)	145,000	154,395
City of Homestead FL:
2.14%, 07/01/20 AGM(a)	160,000	157,702
City of New York NY:
5.68%, 10/01/34(b)	600,000	627,756
Los Angeles County Public Works Financing Authority:
5.59%, 08/01/20	75,000	79,610
Madison Local School District/Lake County:
5.85%, 04/01/40(b)	70,000	72,720
New Hope Cultural Education Facilities Finance Corp.:
5.00%, 08/15/19	140,000	138,554
North Texas Tollway Authority:
8.41%, 02/01/30	100,000	128,099
8.91%, 02/01/30(b)	615,000	677,822
San Diego County Regional Airport Authority:
6.63%, 07/01/40(b)	140,000	151,760
State of Colorado:
6.24%, 03/15/30(b)	180,000	191,660
Virginia Small Business Financing Authority:
4.00%, 07/01/50(b)	1,250,000	1,241,088
		3,621,166
Total Government Related		3,621,166

Revenue Bonds (56.85%)
Airport (3.37%)
Chicago O'Hare International Airport:
5.63%, 01/01/35(b)	5,000	5,442

	Principal Amount	Value
Airport (continued)
City & County of Denver CO:
5.00%, 10/01/32(b)	$400,000	$432,452
Public Finance Authority:
5.00%, 09/30/37(b)	500,000	553,315
		991,209
Development (5.26%)
Brooklyn Arena Local Development Corp.:
5.00%, 07/15/25	40,000	46,101
City of Minneapolis MN:
4.00%, 06/01/28(b)	115,000	123,094
Kentucky Economic Development Finance Authority:
5.00%, 12/01/47 AGM(a)(b)	1,000,000	1,089,079
Love Field Airport Modernization Corp.:
5.25%, 11/01/40(b)	75,000	80,389
Tulsa Industrial Authority:
4.00%, 10/01/21	200,000	209,046
		1,547,709
Education (5.65%)
California School Finance Authority:
5.00%, 06/01/30(b)	310,000	330,383
5.00%, 06/01/37(b)	325,000	338,558
Cleveland County Educational Facilities Authority:
5.00%, 09/01/28(b)	220,000	256,034
Colorado Educational & Cultural Facilities Authority:
4.00%, 12/01/38(b)	50,000	50,641
4.00%, 06/15/20	55,000	55,797
5.00%, 06/15/29(b)	100,000	101,280
Maricopa County Industrial Development Authority:
4.00%, 07/01/22	100,000	105,177
New Jersey Economic Development Authority:
5.00%, 07/15/21	200,000	216,976
Utah Charter School Finance Authority:
5.00%, 04/15/30(b)	185,000	207,170
		1,662,016
Facilities (0.86%)
Puerto Rico Public Buildings Authority (Puerto Rico):
5.25%, 07/01/27 AGM(a)(b)	250,000	254,473

General (3.38%)
City of Coralville IA:
5.00%, 05/01/33(b)	250,000	273,323
County of Sarasota FL:
5.00%, 10/01/43(b)	255,000	285,591
	Principal Amount	Value
General (continued)
Illinois Finance Authority:
5.50%, 04/01/39(b)	$100,000	$103,550
Mississippi State University Educational Building Corp., Prerefunded 8/01/2021 @ 100:
4.25%, 08/01/30(b)(c)	30,000	32,343
Oregon State Lottery:
5.00%, 04/01/27(b)	150,000	174,764
Riverside County Infrastructure Financing Authority:
4.00%, 05/01/31(b)	115,000	126,056
		995,627
General Obligation (0.23%)
City of Coralville IA:
4.00%, 05/01/27(b)	65,000	66,947

Higher Education (4.05%)
District of Columbia:
5.00%, 04/01/32(b)	25,000	28,810
Illinois Finance Authority:
5.00%, 10/01/30(b)	40,000	45,992
Indiana Finance Authority:
5.00%, 02/01/32(b)	10,000	10,831
Lousiana Public Facilities Authority:
5.00%, 12/15/28(b)	180,000	209,767
Miami-Dade County Educational Facilities Authority:
5.00%, 04/01/33(b)	265,000	297,327
Southwest Higher Education Authority, Inc.:
5.00%, 10/01/29(b)	100,000	116,283
Tulsa Industrial Authority:
4.50%, 10/01/33(b)	115,000	121,705
Washington Higher Education Facilities Authority:
5.00%, 05/01/32(b)	325,000	351,529
5.25%, 04/01/43(b)	10,000	10,867
		1,193,111
Housing (0.72%)
Maryland Economic Development Corp.:
5.00%, 07/01/37(b)	200,000	212,396

Medical (7.66%)
City of Lakeland FL:
5.00%, 11/15/29(b)	20,000	22,984
Colorado Health Facilities Authority:
4.63%, 09/01/39(b)	30,000	30,032
5.00%, 01/01/20	15,000	15,563
5.00%, 01/01/22	30,000	31,890
5.00%, 01/01/23(b)	50,000	52,626
5.00%, 01/01/25(b)	60,000	62,381

	Principal Amount	Value
Medical (continued)
Illinois Finance Authority:
4.00%, 06/01/47(b)	$65,000	$65,344
4.25%, 05/15/41(b)	315,000	320,824
5.00%, 03/01/34(b)	430,000	480,043
5.75%, 08/15/31(b)	20,000	22,216
5.75%, 08/15/34(b)	110,000	121,809
6.00%, 05/15/39(b)	20,000	20,975
Orange County Health Facilities Authority:
4.13%, 10/01/32(b)	465,000	493,193
5.00%, 10/01/42(b)	110,000	119,649
Wisconson Health & Education Facilities Authority:
2.65%, 11/01/20(b)	400,000	395,472
		2,255,001
Nursing Homes (7.81%)
Colorado Health Facilities Authority:
5.00%, 12/01/42(b)	1,180,000	1,232,120
5.00%, 05/15/19	225,000	231,932
5.00%, 05/15/48(b)	800,000	833,272
		2,297,324
Pollution (4.76%)
County of Trimble KY:
2.30%, 09/01/26	1,400,000	1,401,358

Power (0.68%)
Nebraska Public Power District:
5.00%, 01/01/34(b)	175,000	199,148

Transportation (10.89%)
Central Texas Regional Mobility Authority:
5.00%, 01/01/33(b)	340,000	370,634
5.00%, 01/01/34(b)	200,000	222,770
Central Texas Turnpike System:
5.00%, 08/15/28(b)	95,000	105,701
5.00%, 08/15/30(b)	70,000	77,458
Chesapeake Bay Bridge & Tunnel District:
5.00%, 07/01/46(b)	335,000	372,728
Colorado High Performance Transportation Enterprise:
5.00%, 12/31/56(b)	200,000	216,624
Metropolitan Washington Airports Authority:
6.50%, 10/01/41 AGC(a)(b)	80,000	101,615
Reginal Transportation District:
5.25%, 07/15/24(b)	115,000	122,342
State of Ohio:
5.00%, 12/15/29(b)	500,000	583,489
Texas Private Activity Bond Surface Transportation Corp.:
7.00%, 06/30/40(b)	740,000	816,212
	Principal Amount	Value
Transportation (continued)
Virginia Small Business Financing Authority:
5.00%, 01/01/40(b)	$200,000	$213,254
		3,202,827
Utilities (0.28%)
City of Burlington CO Water & Sewer Revenue:
4.35%, 11/01/35 AGM(a)(b)	80,000	81,465

Water (1.25%)
West Travis County Public Utility Agency:
4.00%, 08/15/34 BAM(a)(b)	350,000	368,151

Total Revenue Bonds		16,728,762

Special Assessment (0.63%)
Development (0.63%)
Village Community Development District No 5:
3.13%, 05/01/22	180,000	184,475

Total Special Assessment		184,475

Tax Allocation (0.95%)
General (0.95%)
Park Creek Metropolitan District:
5.00%, 12/01/35(b)	250,000	279,630

Total Tax Allocation		279,630

Total Municipal Bonds
(Cost $25,945,257)		25,805,505

	Shares	Value
Money Market Mutual Funds (9.64%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 1.569%)	2,838,123	2,838,123
Total Money Market Mutual Funds
(Cost $2,838,123)		2,838,123
Short Term Investments (1.02%)
Bank of New York Cash Reserve, (7 Day Yield 0.050%)	300,000	300,000

Total Short Term Investments
(Cost $300,000)		300,000
Total Investments (105.51%)
(Cost $31,191,460)		$31,050,985

Liabilities Less Other Assets (-5.51%)		(1,619,096)

Net Assets (100.00%)		$29,431,889

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees scheduled principal and interest payments will be made when due.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	This security is prerefunded in advance of the next call date.

See Notes to Quarterly Statements of Investments.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF MARCH 31, 2018 (Unaudited)

	Principal Amount	Value
Municipal Bonds (92.49%)
Certificate Participation (9.19%)
Education (1.41%)
Adams 12 Five Star Schools:
2.00%, 12/15/18	$200,000	$200,650
Douglas County School District No Re-1 Douglas & Elbert Counties:
4.00%, 01/15/28(a)	1,675,000	1,796,454
5.00%, 01/15/25(a)(b)	1,000,000	1,026,340
El Paso County School District No 49 Falcon:
3.00%, 12/15/18	300,000	302,823
Pueblo County School District No 70:
1.88%, 01/15/19	180,000	180,047
2.10%, 01/15/20	215,000	215,522
2.38%, 01/15/21(a)	270,000	268,591
		3,990,427
General (7.78%)
Auraria Higher Education Center:
6.00%, 05/01/24(a)(b)	499,000	522,084
City & County of Denver CO:
5.25%, 05/01/20 NATL(c)	1,325,000	1,395,742
5.25%, 12/01/24(a)(b)	625,000	639,800
City of Aurora CO:
5.00%, 12/01/30(a)	875,000	917,507
5.00%, 12/01/34(a)	450,000	517,073
5.00%, 12/01/35(a)	615,000	704,649
City of Colorado Springs CO:
5.25%, 12/01/30(a)	1,440,000	1,720,613
5.25%, 12/01/31(a)	680,000	806,840
City of Longmont CO:
5.00%, 12/01/28(a)	1,500,000	1,695,915
County of Eagle CO:
5.00%, 12/01/27(a)	495,000	571,448
County of El Paso CO:
2.00%, 12/01/20 AGM(c)	1,615,000	1,617,487
Regional Transportation District:
4.38%, 06/01/39(a)	4,000,000	4,188,840
5.00%, 06/01/20	1,200,000	1,280,220
5.00%, 06/01/28(a)	2,000,000	2,282,260
State of Colorado:
5.00%, 09/01/32(a)	950,000	1,115,395
Town of Erie CO:
5.00%, 11/01/27(a)	1,735,000	1,995,423
		21,971,296
Total Certificate Participation		25,961,723

	Principal Amount	Value
General Obligation Ltd (5.04%)
Development (3.77%)
BNC Metropolitan District No 1:
5.00%, 12/01/32 BAM(a)(c)	$360,000	$408,985
5.00%, 12/01/37 BAM(a)(c)	545,000	610,073
Bradburn Metropolitan District No 2:
4.00%, 12/01/28	500,000	496,975
5.00%, 12/01/38(a)	600,000	626,184
5.00%, 12/01/47(a)	1,200,000	1,240,020
Bromley Park Metropolitan District No 2:
6.38%, 12/15/47(a)	1,000,000	999,580
Cherry Creek Corporate Center Metropolitan District:
5.00%, 06/01/37(a)	920,000	921,684
Cornerstar Metropolitan District:
5.13%, 12/01/37(a)	1,000,000	1,036,130
Serenity Ridge Metropolitan District No 2:
5.13%, 12/01/43(a)	725,000	731,757
Sierra Ridge Metropolitan District No 2:
5.50%, 12/01/46(a)	1,000,000	1,023,980
Sterling Hills West Metropolitan District:
5.00%, 12/01/39(a)	750,000	816,473
Tallyns Reach Metropolitan District No 3:
6.75%, 11/01/38(a)	1,720,000	1,721,754
		10,633,595
General Obligation (1.27%)
Eaton Area Park & Recreation District:
5.50%, 12/01/30(a)	470,000	507,562
Fossil Ridge Metropolitan District No 3:
5.00%, 12/01/44(a)	1,000,000	1,022,420
5.00%, 12/01/36(a)	2,000,000	2,063,160
		3,593,142
Total General Obligation Ltd		14,226,737

General Obligation Unltd (13.20%)
Development (5.22%)
Beacon Point Metropolitan District:
5.00%, 12/01/30 AGM(a)(c)	1,000,000	1,121,400
Central Platte Valley Metropolitan District:
5.00%, 12/01/43(a)	3,500,000	3,721,130
5.50%, 12/01/29(a)	750,000	840,285
6.00%, 12/01/38(a)	1,000,000	1,156,210
Copperleaf Metropolitan District No 2:
5.75%, 12/01/45(a)	2,000,000	2,100,140

	Principal Amount	Value
Development (continued)
SBC Metropolitan District:
5.00%, 12/01/34 AGM(a)(c)	$205,000	$231,387
Tallyns Reach Metropolitan District No 3:
4.00%, 12/01/21	1,575,000	1,662,775
Vista Ridge Metropolitan District:
5.00%, 12/01/27 BAM(a)(c)	485,000	549,777
5.00%, 12/01/28 BAM(a)(c)	750,000	847,147
5.00%, 12/01/31 BAM(a)(c)	1,250,000	1,397,913
Wheatlands Metropolitan District:
5.00%, 12/01/30 BAM(a)(c)	1,000,000	1,122,120
		14,750,284
General Obligation (6.10%)
Anthem West Metropolitan District:
5.00%, 12/01/35 BAM(a)(c)	1,165,000	1,285,613
Commonwealth of Puerto Rico (Puerto Rico):
5.25%, 07/01/20 AGM(c)	1,800,000	1,877,220
5.25%, 07/01/24 AGM(a)(c)	2,070,000	2,160,687
5.38%, 07/01/25 AGM(a)(c)	2,225,000	2,348,287
5.50%, 07/01/18 AGM(c)	845,000	850,560
5.50%, 07/01/19 AGM(c)	1,630,000	1,689,577
Grand River Hospital District:
5.25%, 12/01/30 AGM(a)(c)	1,275,000	1,519,634
5.25%, 12/01/31 AGM(a)(c)	1,190,000	1,413,577
5.25%, 12/01/32 AGM(a)(c)	1,000,000	1,184,890
5.25%, 12/01/33 AGM(a)(c)	1,000,000	1,175,000
5.25%, 12/01/34 AGM(a)(c)	1,000,000	1,171,070
High Plains Metropolitan District:
5.00%, 12/01/35 NATL(a)(c)	500,000	562,315
		17,238,430
School District (1.88%)
Arapahoe County School District No 1 Englewood:
5.00%, 12/01/29(a)(b)	2,440,000	2,708,985
Douglas County School District No Re-1 Douglas & Elbert Counties:
zero coupon, 12/15/22	1,660,000	1,483,924
Jefferson County School District R-1:
4.00%, 12/15/29(a)	1,000,000	1,108,460
		5,301,369
Total General Obligation Unltd		37,290,083

Government Related (6.14%)
Local Authority (6.14%)
Arapahoe County Water & Wastewater Authority:
6.68%, 12/01/39(a)	1,000,000	1,064,790
Aspen Public Facilities Authority:
5.88%, 09/01/32 AGM(a)(c)	880,000	881,971
	Principal Amount	Value
Local Authority (continued)
City of Colorado Springs CO Utilities System Revenue:
4.95%, 11/15/24(a)	$3,000,000	$3,239,730
Colorado Housing & Finance Authority:
2.50%, 04/01/20	925,000	924,288
2.63%, 10/01/20	790,000	789,242
2.75%, 04/01/21	1,865,000	1,866,063
2.80%, 10/01/21	600,000	600,396
Denver City & County School District No 1:
2.02%, 12/15/19(a)	1,460,000	1,450,787
2.17%, 12/15/20(a)	2,000,000	1,971,480
Hyland Hills Park & Recreation District:
1.45%, 12/15/18	150,000	148,731
1.70%, 12/15/19	425,000	415,089
2.00%, 12/15/20	150,000	145,155
2.15%, 12/15/21	135,000	129,057
Park Creek Metropolitan District:
2.85%, 12/01/21	500,000	493,435
3.15%, 12/01/23	405,000	397,479
3.30%, 12/01/24	425,000	415,948
3.45%, 12/01/25	500,000	488,115
3.60%, 12/01/26(a)	300,000	292,122
State of Colorado:
4.99%, 03/15/19	500,000	511,505
7.02%, 03/15/31(a)	1,000,000	1,117,860
		17,343,243
Total Government Related		17,343,243

Revenue Bonds (50.04%)
Airport (2.60%)
City & County of Denver CO Airport System Revenue:
5.25%, 11/15/28(a)	1,000,000	1,056,020
1M US L + 0.86%, 11/15/31(a)(d)	4,950,000	4,971,087
Grand Junction Regional Airport Authority:
5.00%, 12/01/31 NATL(a)(c)	1,155,000	1,313,004
		7,340,111
Development (3.04%)
Denver Convention Center Hotel Authority:
5.00%, 12/01/27(a)	2,000,000	2,304,680
5.00%, 12/01/31(a)	1,500,000	1,703,985
5.00%, 12/01/32(a)	500,000	565,975
5.00%, 12/01/33(a)	500,000	563,960
5.00%, 12/01/34(a)	500,000	561,955
5.00%, 12/01/36(a)	660,000	733,907

	Principal Amount	Value
Development (continued)
Park Creek Metropolitan District:
5.00%, 12/01/26(a)	$730,000	$840,566
5.00%, 12/01/27(a)	620,000	711,140
5.00%, 12/01/45(a)	550,000	608,498
		8,594,666
Education (7.94%)
Colorado Educational & Cultural Facilities Authority:
3.75%, 07/01/26	1,000,000	969,540
4.00%, 04/01/22	160,000	164,341
4.13%, 07/01/26(a)	630,000	633,698
5.00%, 10/01/19(b)	115,000	120,576
5.00%, 05/01/35(a)	3,145,000	3,412,136
5.00%, 05/15/29(a)	2,600,000	2,982,148
5.00%, 11/01/30(a)	500,000	563,505
5.00%, 07/01/36(a)	1,000,000	1,112,100
5.00%, 12/15/31(a)	715,000	828,499
5.00%, 08/01/36(a)	1,140,000	1,264,294
5.00%, 06/01/36(a)	1,580,000	1,786,411
5.00%, 08/15/30(a)	750,000	823,395
5.00%, 11/15/24	435,000	489,906
5.00%, 11/15/31(a)	1,000,000	1,111,580
5.00%, 07/01/36(a)	1,000,000	1,014,770
5.00%, 09/01/36(a)	1,000,000	1,005,560
5.00%, 12/01/31(a)	1,500,000	1,675,050
5.00%, 09/01/46(a)	500,000	500,445
5.00%, 10/01/32(a)	1,340,000	1,459,113
5.63%, 01/15/44(a)	480,000	508,445
		22,425,512
Facilities (0.24%)
City & County of Denver CO Golf Revenue:
5.00%, 09/01/18(a)	180,000	180,477
5.00%, 09/01/19(a)	500,000	501,280
		681,757
General (2.70%)
City of Commerce City CO:
5.00%, 08/01/28 AGM(a)(c)	600,000	678,636
Hyland Hills Park & Recreation District:
2.00%, 12/15/21	250,000	249,552
2.00%, 12/15/22	300,000	295,257
3.00%, 12/15/23	200,000	206,246
Rampart Range Metropolitan District No 1:
5.00%, 12/01/42 AGM(a)(c)	5,000,000	5,693,600
Town of Castle Rock CO:
6.00%, 06/01/23 AGC(a)(b)(c)	500,000	503,575
		7,626,866
Higher Education (4.09%)
Auraria Higher Education Center:
4.00%, 04/01/29 AGM(a)(c)	3,500,000	3,721,620
	Principal Amount	Value
Higher Education (continued)
Colorado Educational & Cultural Facilities Authority:
4.00%, 03/01/30(a)	$1,000,000	$1,075,230
4.00%, 03/01/33(a)	1,125,000	1,195,177
5.00%, 10/01/36(a)	1,500,000	1,684,020
5.00%, 10/01/34(a)	1,975,000	2,174,278
Colorado School of Mines:
4.00%, 12/01/37(a)	225,000	234,522
5.00%, 12/01/29(a)	275,000	324,106
5.00%, 12/01/30(a)	325,000	381,537
5.00%, 12/01/31(a)	360,000	421,301
University of Colorado:
4.00%, 06/01/32(a)	300,000	324,114
		11,535,905
Medical (12.32%)
Aspen Valley Hospital District:
5.00%, 10/15/30(a)	1,650,000	1,757,167
City of Aurora CO:
5.00%, 12/01/22 AGM(a)(b)(c)	1,000,000	1,005,550
Colorado Health Facilities Authority:
3.00%, 09/01/19	305,000	309,731
4.00%, 05/15/29(a)	1,695,000	1,808,701
4.00%, 09/01/21	255,000	270,433
4.00%, 05/15/35(a)	350,000	359,415
5.00%, 01/15/28(a)	1,150,000	1,332,758
5.00%, 05/15/30(a)	500,000	560,915
5.00%, 05/15/40(a)	1,000,000	1,096,370
5.00%, 12/01/29(a)	1,010,000	1,155,228
5.00%, 12/01/19	300,000	315,330
5.00%, 12/01/21	875,000	955,535
5.00%, 12/01/24(a)	1,000,000	1,100,990
5.00%, 02/01/22	200,000	217,984
5.00%, 02/01/23	520,000	575,765
5.00%, 01/01/23(a)	1,000,000	1,052,210
5.00%, 02/01/23(a)	500,000	532,215
5.00%, 09/01/29(a)	1,000,000	1,126,330
5.00%, 10/01/32(a)	500,000	541,095
5.00%, 09/01/28(a)	800,000	925,352
5.00%, 05/15/23	370,000	410,966
5.00%, 05/15/24	575,000	645,299
5.00%, 05/15/25	790,000	894,335
5.00%, 05/15/26	540,000	615,605
5.00%, 05/15/28(a)	335,000	382,627
5.00%, 05/15/29(a)	425,000	483,620
5.00%, 05/15/30(a)	710,000	804,338
5.00%, 05/15/31(a)	1,155,000	1,303,614
5.00%, 05/15/32(a)	1,650,000	1,860,920
5.25%, 07/01/24(a)	1,000,000	1,032,580
5.25%, 02/01/31(a)	1,500,000	1,584,930
6.25%, 10/01/33(a)	1,250,000	1,279,887
Denver Health & Hospital Authority:
5.00%, 12/01/39(a)	1,500,000	1,599,495
3M US L + 1.10%, 12/01/33(a)(d)	2,305,000	2,134,591

	Principal Amount	Value
Medical (continued)
University of Colorado Hospital Authority:
5.00%, 11/15/36(a)	$2,470,000	$2,755,878
		34,787,759
Nursing Homes (3.31%)
Colorado Health Facilities Authority:
3.13%, 05/15/27(a)	1,250,000	1,214,600
4.00%, 01/01/21	255,000	264,596
4.00%, 01/01/22	265,000	276,798
5.00%, 06/01/22	750,000	823,950
5.00%, 06/01/31(a)	1,250,000	1,388,575
5.00%, 06/01/32(a)	1,750,000	1,936,795
5.00%, 05/15/48(a)	3,290,000	3,426,831
		9,332,145
Power (0.12%)
Puerto Rico Electric Power Authority (Puerto Rico):
3M US L + 0.52%, 07/01/29 AGM(a)(c)(d)	400,000	350,000

Transportation (13.11%)
Colorado Bridge Enterprise:
4.00%, 06/30/24	1,650,000	1,752,894
4.00%, 12/31/24	1,610,000	1,712,654
4.00%, 12/31/28(a)	2,760,000	2,891,597
4.00%, 06/30/29(a)	4,525,000	4,729,304
4.00%, 12/31/29(a)	2,705,000	2,822,559
4.00%, 06/30/30(a)	1,615,000	1,681,118
4.00%, 12/31/30(a)	1,505,000	1,564,086
4.00%, 06/30/31(a)	665,000	689,439
Colorado High Performance Transportation Enterprise:
5.00%, 12/31/47(a)	1,600,000	1,740,976
5.00%, 12/31/51(a)	3,500,000	3,797,465
5.00%, 12/31/56(a)	4,300,000	4,657,416
E-470 Public Highway Authority:
1M US L + 1.05%, 09/01/39(a)(d)	1,000,000	1,009,420
Regional Transportation District:
6.00%, 01/15/41(a)	6,010,000	6,459,848
6.00%, 01/15/34(a)	600,000	647,826
6.00%, 01/15/26(a)	800,000	867,120
		37,023,722
Water (0.57%)
City of Brighton CO Water Activity Revenue:
5.00%, 12/01/29 AGC(a)(b)(c)	1,515,000	1,597,280

Total Revenue Bonds		141,295,723
	Principal Amount	Value
Revenue Notes (4.92%)
Education (4.92%)
Colorado State Education Loan Program:
4.00%, 06/28/18	$13,805,000	$13,886,035

Total Revenue Notes		13,886,035

Tax Allocation (3.96%)
General (3.96%)
Park Creek Metropolitan District:
5.00%, 12/01/36(a)	300,000	333,189
5.00%, 12/01/37(a)	325,000	362,118
5.00%, 12/01/41(a)	1,500,000	1,663,815
5.00%, 12/01/46(a)	3,750,000	4,146,188
Plaza Metropolitan District No 1:
5.00%, 12/01/22	1,500,000	1,624,785
Thornton Development Authority:
5.00%, 12/01/24	440,000	503,611
5.00%, 12/01/25(a)	325,000	369,008
5.00%, 12/01/26(a)	425,000	486,162
5.00%, 12/01/30(a)	500,000	562,520
5.00%, 12/01/31(a)	1,000,000	1,123,110
		11,174,506
Total Tax Allocation		11,174,506

Total Municipal Bonds
(Cost $262,183,514)		261,178,050

	Shares	Value
Money Market Mutual Funds (5.59%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 1.569%)	15,782,588	15,782,588
Total Money Market Mutual Funds
(Cost $15,782,588)		15,782,588
Short Term Investments (0.00%)(e)
Bank of New York Cash Reserve, (7 Day Yield 0.050%)	1,827	1,827

Total Short Term Investments
(Cost $1,827)		1,827
Total Investments (98.08%)
(Cost $277,967,929)		$276,962,465

Other Assets Less Liabilities (1.92%)		5,419,493

Net Assets (100.00%)		$282,381,958

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2018 was 1.88%

3M US L - 3 Month LIBOR as of March 31, 2018 was 2.31%

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is prerefunded in advance of the next call date.
(c)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees scheduled principal and interest payments will be made when due.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. A description of the reference rate and the rate in effect as of March 31, 2018 is provided below. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Less than 0.005%.

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
AB	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal.
A/S	Aktieselskab, Joint Stock Company in Denmark.
BAM	Build America Mutual
BV	Besloten Vennootschap is the Dutch term for a private limited liability corporation
KGaA	Kommanditgesellschaft auf Aktien is a German corporate designation standing for 'partnership limited by shares'
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
NATL	National Public Finance Guarantee Corporation
NV	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
SA	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies
SE	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
CURRENCY ABBREVIATIONS
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

March 31, 2018 (Unaudited)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Mid-Cap Value Dividend Fund, Westcore Mid-Cap Value Dividend Fund II, Westcore Smid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Small-Cap Growth Fund, Westcore Small-Cap Growth Fund II, Westcore Global Large-Cap Dividend Fund, Westcore Large-Cap Dividend Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund, Westcore Municipal Opportunities Fund and Westcore Colorado Tax-Exempt Fund (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class shares except Westcore Small-Cap Growth Fund II. All of the Funds also offer Institutional Class shares except Westcore Micro-Cap Opportunity Fund. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, the following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over the counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Traded on Foreign Exchanges – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of March 31, 2018, all Funds were primarily invested in securities traded on U.S. exchanges, except Westcore International Small-Cap Fund and Westcore Global Large-Cap Dividend Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Country Risk – As of March 31, 2018, the Westcore Global Large-Cap Dividend Fund invested a significant percentage of its assets in Switzerland and the United Kingdom and the Westcore International Small-Cap Fund invested a significant percentage of its assets in Japan, Australia, China and the United Kingdom. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

Sector Concentration Risk – The Funds may concentrate investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2018 in valuing the Funds’ assets:

Westcore Small-Cap Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$5,900,075	$–	$–	$5,900,075
Money Market Mutual Funds	291,894	–	–	291,894
Total	$6,191,969	$–	$–	$6,191,969

Westcore Small-Cap Growth Fund II
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$48,331,213	$–	$–	$48,331,213
Money Market Mutual Funds	1,833,521	–	–	1,833,521
Total	$50,164,734	$–	$–	$50,164,734

Westcore Global Large-Cap Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$52,071,345	$–	$–	$52,071,345
Money Market Mutual Funds	1,087,308	–	–	1,087,308
Total	$53,158,653	$–	$–	$53,158,653

Westcore Large-Cap Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$9,260,084	$–	$–	$9,260,084
Money Market Mutual Funds	185,897	–	–	185,897
Total	$9,445,981	$–	$–	$9,445,981

Westcore Mid-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$74,679,614	$–	$–	$74,679,614
Money Market Mutual Funds	3,673,854	–	–	3,673,854
Total	$78,353,468	$–	$–	$78,353,468

Westcore Mid-Cap Value Dividend Fund II
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$28,421,284	$–	$–	$28,421,284
Money Market Mutual Funds	911,205	–	–	911,205
Total	$29,332,489	$–	$–	$29,332,489

Westcore Smid-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$749,754	$–	$–	$749,754
Money Market Mutual Funds	21,052	–	–	21,052
Total	$770,806	$–	$–	$770,806

Westcore Small-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$150,576,349	$–	$–	$150,576,349
Money Market Mutual Funds	4,283,790	–	–	4,283,790
Total	$154,860,139	$–	$–	$154,860,139

Westcore Micro-Cap Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$10,270,509	$–	$–	$10,270,509
Rights and Warrants	–	–	4,361	4,361
Money Market Mutual Funds	128,152	–	–	128,152
Total	$10,398,661	$–	$4,361	$10,403,022

Westcore International Small-Cap Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$17,782,902	$2,430,301	$–	$20,213,203
Other	57,407,943	–	–	57,407,943
Money Market Mutual Funds	3,722,485	–	–	3,722,485
Total	$78,913,330	$2,430,301	$–	$81,343,631

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$249,782	$–	$249,782
Liabilities
Forward Foreign Currency Contracts	–	(241,107)	–	(241,107)
Total	$–	$8,675	$–	$8,675

Westcore Flexible Income Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Energy Equipment & Services	$478,848	$–	$150,075	$628,923
Preferred Stock	1,299,972	–	–	1,299,972
Corporate Bonds	–	67,634,591	–	67,634,591
Commercial Mortgage-Backed Securities	–	1,275,447	1,398,512	2,673,959
Residential Mortgage-Backed Securities	–	616,079	–	616,079
Money Market Mutual Funds	1,595,307	–	–	1,595,307
Short Term Investments	–	77	–	77
Total	$3,374,127	$69,526,194	$1,548,587	$74,448,908

Westcore Plus Bond Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stock
Financial Institutions	$7,877,062	$1,170,000	$–	$9,047,062
Corporate Bonds	–	510,389,281	–	510,389,281
Municipal Bonds	–	95,241,382	–	95,241,382
Asset Backed Securities	–	53,750,872	–	53,750,872
Collateralized Loan Obligations	–	18,524,228	–	18,524,228
Commercial Mortgage-Backed Securities	–	49,245,678	3,573,974	52,819,652
Mortgage-Backed Securities Passthrough	–	304,915,394	–	304,915,394
Residential Mortgage-Backed Securities	–	43,162,134	–	43,162,134
U.S. Treasury Bonds & Notes	–	177,193,010	–	177,193,010
Money Market Mutual Funds	10,597,776	–	–	10,597,776
Short Term Investments	–	2	–	2
Total	$18,474,838	$1,253,591,981	$3,573,974	$1,275,640,793

Westcore Municipal Opportunities Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$2,107,357	$–	$2,107,357
Municipal Bonds	–	25,805,505	–	25,805,505
Money Market Mutual Funds	2,838,123	–	–	2,838,123
Short Term Investments	–	300,000	–	300,000
Total	$2,838,123	$28,212,862	$–	$31,050,985

Westcore Colorado Tax-Exempt Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$261,178,050	$–	$261,178,050
Money Market Mutual Funds	15,782,588	–	–	15,782,588
Short Term Investments	–	1,827	–	1,827
Total	$15,782,588	$261,179,877	$–	$276,962,465

*	For detailed descriptions of industry and/or geography classifications, see the accompanying Portfolio of Investments.
**	Other financial instruments are derivative instruments not reflected in the Statements of Investments.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The Westcore International Small-Cap Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. When the trigger is not met at period end it could result in securities transferring from a Level 2 to a Level 1 classification. The transfer amount disclosed in the table below represents the value of the securities as of March 31, 2018 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held as of December 31, 2017.

The Westcore International Small-Cap Fund had the following transfers out of Level 2 at March 31, 2018:

	Level 1- Quoted and Unadjusted Prices		Level 2- Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stock	$-	$(2,430,301)	$2,430,301	$-
Total	$-	$(2,430,301)	$2,430,301	$-

There were no significant Level 3 securities held in any of the Funds, except Westcore Flexible Income and Westcore Plus Bond Funds, at March 31, 2018.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore Flexible Income Fund

Westcore Flexible Income Fund
Investments in Securities	Balance as of December 31, 2017	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Paydowns	Transfer in and/ or (out) of Level 3	Balance as of March 31, 2018	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2018
Common Stocks	$147,436	$-	$-	$2,639	$-	$-	$150,075	$2,639
Commercial Mortgage-Backed Security	1,420,459	2.314	-	3,081	(27,342)	-	1,398,512	3,081
Total	$1,567,895	$2,314	$-	$5,720	$(27,342)	$-	$1,548,587	$5,720

Westcore Plus Bond Fund
Investments in Securities	Balance as of December 31, 2017	Accrued discount/ premium	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Paydowns	Transfer in and/ or (out) of Level 3	Balance as of March 31, 2018	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2018
Commercial Mortgage-Backed Security	$3,630,062	$5,914	$-	$7,874	$(69,876)	$-	$3,573,974	$7,874
Total	$3,630,062	$5,914	$-	$7,874	$(69,876)	$-	$3,573,974	$7,874

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds, U.S. Government & Agency Obligations, and U.S. Treasury bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investment Advisors LLC (the “Adviser or “Denver Investments”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, the compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, Denver Investments receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. Denver Investments uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, Denver Investments presents the factors considered in determining the fair value measurements to the Audit Committee which meets at least quarterly. The Audit Committee then will provide a recommendation to the Board for approval of the fair value measurements.

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2018:

Quantitative Information about Level 3 Fair Value Measurements	Fair Value at March 31, 2018	Valuation Technique	Unobservable Input(a)	Level/Range
Westcore Flexible Income Fund
Common Stock	$150,075	Adjusted Trading	Liquidity Adjustment	10%
Commercial Mortgage-Backed Security	$1,398,512	Adjusted Spread Pricing*	Comparability Adjustment Liquidity Adjustment	0.80% 1.00%
Total	$1,548,587

Westcore Plus Bond Fund
Commercial Mortgage-Backed Security	$3,573,974	Adjusted Spread Pricing*	Comparability Adjustment Liquidity Adjustment	0.80% 1.00%
Total	$3,573,974

*	Denver Investments identifies comparable security(ies) and obtains market observable spreads to Treasuries, and then adjusts for appropriate comparability or liquidity adjustments.
(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Comparability Adjustment	Decrease	Increase
Liquidity Adjustment	Decrease	Increase

4. SUBSEQUENT EVENTS

Effective April 30, 2018, Segall Bryant & Hamill, LLC completed its acquisition of Denver Investments, the adviser to the Westcore Funds. The combined firm operates under the name Segall Bryant & Hamill and ‘Westcore’ was replaced by ‘Segall Bryant & Hamill’ in all fund names. Segall Bryant & Hamill Funds are managed by Segall Bryant and Hamill, LLC.

Item 2 - Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEGALL BRYANT & HAMILL TRUST

By:	/s/ Philip L. Hildebrandt
Philip L. Hildebrandt
Principal Executive Officer

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Philip L. Hildebrandt
Philip L. Hildebrandt
Principal Executive Officer

Date:	May 29, 2018

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer

Date:	May 29, 2018